STATEMENT OF INVESTMENTS April 30, 2019 Unaudited

Principal
Amount	Coupon	Maturity	Value
Municipal Bonds and Notes—102.7%
Alabama—6.2%
$20,000,000 Birmingham, AL Commercial Devel. Authority
(Civic Center Improvements)	5.500%	04/01/2041	$ 21,011,000
385,000 Birmingham, AL Private Educational Building
Authority (Birmingham-Southern College)	6.125	12/01/2025	385,046
16,150,000 Birmingham, AL Waterworks	5.000	01/01/2043	18,543,915
2,500,000 Birmingham-Jefferson, AL Civic Center Authority	5.000	07/01/2048	2,875,625
195,000 Cooperative District, AL Fort Deposit	6.000	02/01/2036	178,530
4,500,000 Homewood, AL Educational Building Authority
(Samford University)	5.000	12/01/2047	5,091,435
4,500,000 Jefferson County, AL GO	5.000	09/15/2035	5,206,050
20,185,000 Jefferson County, AL Sewer	0.000 [1]	10/01/2046	18,674,556
20,000,000 Jefferson County, AL Sewer	0.000 [1]	10/01/2050	18,460,800
8,750,000 Jefferson County, AL Sewer	0.000 [1]	10/01/2050	8,006,600
8,000,000 Jefferson County, AL Sewer	6.000	10/01/2042	9,316,800
7,500,000 Jefferson County, AL Sewer	6.500	10/01/2053	8,889,450
4,000,000 Jefferson County, AL Sewer	7.000	10/01/2051	4,830,160
200,000 Mobile, AL Improvement District (McGowin Park)	5.250	08/01/2030	206,056
4,635,000 Tuscaloosa County, AL IDA (Hunt Refining)2	5.250	05/01/2044	4,973,031
			126,649,054

Alaska—0.0%
600,000 AK Industrial Devel. & Export Authority
Community Provider (Boys & Girls Home)[3,4]	5.875	12/01/2027	30,000
90,000 AK Northern Tobacco Securitization Corp. (TASC)	5.000	06/01/2032	89,996
			119,996

Arizona—2.3%
500,000 AZ IDA (AM&S/AcadM&S/M&SSA Obligated
Group)	5.000	07/01/2038	566,130
1,800,000 AZ IDA (AM&S/AcadM&S/M&SSA Obligated
Group)	5.000	07/01/2048	2,016,900
2,125,000 AZ IDA (AM&S/AcadM&S/M&SSA Obligated
Group)	5.000	07/01/2052	2,374,050
675,000 AZ IDA (AM&S/AM&SS/MSSA Obligated Group)	5.000	07/01/2042	754,488
925,000 AZ IDA (AM&S/AM&SS/MSSA Obligated Group)	5.000	07/01/2047	1,035,353
1,000,000 AZ IDA (AM&S/AM&SS/MSSA Obligated Group)	5.000	07/01/2051	1,112,010
1,100,000 AZ IDA (Provident Group - Eastern Michigan
University Parking)	5.000	05/01/2048	1,207,624
1,000,000 AZ IDA (Provident Group - Eastern Michigan
University Parking)	5.000	05/01/2051	1,094,520
359,000 Festival Ranch, AZ Community Facilities District	5.750	07/01/2032	359,075
80,000 Maricopa County, AZ IDA (Greathearts Arizona)	5.000	07/01/2037	92,193
145,000 Maricopa County, AZ IDA (Greathearts Arizona)	5.000	07/01/2048	165,143
495,000 Maricopa County, AZ IDA (Immanuel Campus
Care)[3,4]	8.500	04/20/2041	341,550
175,000 Maricopa County, AZ School District No. 24 (Gila
Bend)	5.500	07/01/2022	175,180

1 INVESCO OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount	Coupon	Maturity	Value
Arizona (Continued)
$288,000 Merrill Ranch, AZ Community Facilities District
No. 1 Special Assessment Lien	5.300%	07/01/2030	$ 288,325
750,000 Phoenix, AZ IDA (Career Success Schools)	7.000	01/01/2029	757,155
485,000 Phoenix, AZ IDA (Espiritu Community Devel.
Corp. )	6.250	07/01/2036	485,146
8,500,000 Phoenix, AZ IDA (Rowan University)	5.250	06/01/2034	9,214,340
2,910,000 Pima County, AZ IDA (Arizona Charter School)	5.375	07/01/2031	3,075,113
3,750,000 Pima County, AZ IDA (Center for Academic
Success)	5.500	07/01/2037	3,753,225
550,000 Pima County, AZ IDA (Christian Care Tucson)	5.000	06/15/2037	620,598
1,010,000 Pima County, AZ IDA (Christian Care Tucson)	5.000	12/15/2047	1,129,574
900,000 Pima County, AZ IDA (Excalibur Charter School)	5.500	09/01/2046	918,414
1,405,000 Pima County, AZ IDA (New Plan Learning/OG
Ohio/250 Shoup Mill Obligated Group)	8.125	07/01/2041	1,417,842
760,000 Pima County, AZ IDA (Tucson Country Day
School)	5.000	06/01/2037	707,720
930,000 Rio Rico, AZ Fire District	7.000	07/01/2030	1,034,253
70,000 Rio Rico, AZ Fire District	7.000	07/01/2030	77,224
3,000,000 Salt Verde, AZ Financial Corp.	5.000	12/01/2032	3,707,280
6,500,000 Salt Verde, AZ Financial Corp.	5.000	12/01/2037	8,196,630
100,000 Salt Verde, AZ Financial Corp.	5.500	12/01/2029	125,847
			46,802,902

Arkansas—0.1%
1,675,000 Cave Springs, AR Municipal Property (Creeks
Special Sewer District)[3,4]	6.250	02/01/2038	1,222,750
100,000 Greenbrier, AR School District No. 47	4.250	02/01/2033	100,260
			1,323,010

California—9.7%
7,000,000 CA County Tobacco Securitization Agency	5.310 [5]	06/01/2046	1,238,300
6,000,000 CA County Tobacco Securitization Agency	6.647 [5]	06/01/2046	888,240
129,820,000 CA County Tobacco Securitization Agency	6.698 [5]	06/01/2050	12,893,722
5,000 CA County Tobacco Securitization Agency	7.230 [5]	06/01/2033	2,245
160,000 CA County Tobacco Securitization Agency (TASC)	5.700 [1]	06/01/2046	160,066
50,000 CA County Tobacco Securitization Agency (TASC)	5.875	06/01/2035	50,509
5,000,000 CA County Tobacco Securitization Agency (TASC)	5.875	06/01/2043	5,071,250
3,375,000 CA Enterprise Devel. Authority (Sunpower Corp. )	8.500	04/01/2031	3,543,176
10,085,000 CA GO	5.000	09/01/2037	11,877,407
5,000,000 CA GO	5.000	09/01/2045	5,811,700
8,500,000 CA GO	5.000	08/01/2046	9,847,930
170,000 CA Golden State Tobacco Securitization Corp.
(TASC)	5.000	06/01/2029	196,476
10,000,000 CA Health Facilities Financing Authority (SHlth/
SBH/SVNA&H/SVMF/SVlyH/SCHosp/SEBH/SBMF
Obligated Group)	5.000	11/15/2046	11,492,600
10,000,000 CA Health Facilities Financing Authority (SJHS/
SJHCN/SJHE/SJHO Obligated Group)	5.750	07/01/2039	10,066,000
3,350,000 CA M-S-R Energy Authority	6.500	11/01/2039	4,943,361

2 INVESCO OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

Principal
Amount	Coupon	Maturity	Value
California (Continued)
$10,000,000 CA M-S-R Energy Authority	7.000%	11/01/2034	$ 14,737,300
4,250,000 CA Municipal Finance Authority (CHF-Davis-West
Village Student Hsg. )	5.000	05/15/2043	4,849,122
250,000 CA Municipal Finance Authority (Harbor Regional
Center)	8.500	11/01/2039	258,535
450,000 CA Public Works (Various Community Colleges)	5.750	10/01/2030	458,082
1,000,000 CA School Finance Authority Charter School
(Coastal Academy)	5.000	10/01/2033	1,054,760
2,550,000 CA Statewide CDA (NCCD-Hooper Street -
College of the Arts)	5.250	07/01/2039	2,787,175
2,145,000 CA Statewide CDA (Orinda Wilder)	5.000	09/01/2030	2,385,583
1,450,000 Cathedral City, CA Redevel. Agency	5.000	08/01/2032	1,638,253
885,000 Cathedral City, CA Redevel. Agency	5.000	08/01/2033	997,413
9,985,000 Chula Vista, CA Industrial Devel. (San Diego Gas
& Electric Company)	5.875	02/15/2034	10,021,246
560,000 Coyote Canyon, CA Public Facilities Community
Facilities District No. 2004-1	6.625	09/01/2039	569,430
345,750,000 Inland, CA Empire Tobacco Securitization
Authority (TASC)	7.996 [5]	06/01/2057	9,248,812
2,750,000 Lammersville, CA Joint Unified School District
Special Tax Community Facilities District
(Mountain House-Shea)	6.000	09/01/2043	3,120,810
415,000 Lammersville, CA School District Community
Facilities District (Mountain House)	5.000 [1]	09/01/2025	435,364
375,000 Lammersville, CA School District Community
Facilities District (Mountain House)	5.100 [1]	09/01/2026	393,728
885,000 Lammersville, CA School District Community
Facilities District (Mountain House)	5.150 [1]	09/01/2027	929,153
1,000,000 Lammersville, CA School District Community
Facilities District (Mountain House)	5.200 [1]	09/01/2028	1,047,920
500,000 Lammersville, CA School District Community
Facilities District (Mountain House)	5.250 [1]	09/01/2029	523,620
500,000 Lammersville, CA School District Community
Facilities District (Mountain House)	5.300 [1]	09/01/2030	524,235
1,000,000 Lammersville, CA School District Community
Facilities District (Mountain House)	5.375 [1]	09/01/2032	1,047,440
2,000,000 Long Beach, CA Bond Finance Authority Natural
Gas	5.500	11/15/2037	2,654,720
180,000 Los Angeles, CA Community Facilities District
Special Tax (Legends at Cascades)	5.750	09/01/2040	183,319
20,000,000 Los Angeles, CA Unified School District6	5.250	07/01/2042	24,024,950
1,250,000 Lynwood, CA Redevel. Agency Tax Allocation	7.000	09/01/2031	1,397,775
4,500,000 Oak Grove, CA School District	0.000 [1]	08/01/2042	2,395,935
1,250,000 Oxnard, CA Financing Authority Wastewater	5.000	06/01/2032	1,420,750
1,500,000 Oxnard, CA Financing Authority Wastewater	5.000	06/01/2033	1,702,335
850,000 Oxnard, CA Financing Authority Wastewater	5.000	06/01/2034	961,835
2,575,000 Paramount, CA Unified School District	5.250	08/01/2046	3,089,949
1,750,000 Poway, CA Unified School District Public
Financing Authority Special Tax	5.000	09/01/2033	2,059,348

3 INVESCO OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount	Coupon	Maturity	Value
California (Continued)
$3,115,000 Poway, CA Unified School District Public
Financing Authority Special Tax	5.000%	09/01/2034	$ 3,652,898
10,000,000 San Francisco, CA City & County COP[6]	5.000	10/01/2033	10,443,021
250,000 San Francisco, CA City & County Redevel.
Financing Authority (Mission Bay North Redevel. )	6.750	08/01/2041	273,045
350,000 San Francisco, CA City & County Redevel.
Financing Authority (Mission Bay North Redevel. )	7.000	08/01/2041	383,513
350,000 San Jose, CA Finance Authority (Convention
Center)	5.500	05/01/2031	376,271
1,880,000 Santa Cruz, CA Redevel. Agency Tax Allocation	5.000	09/01/2035	2,192,437
5,000,000 University of California	5.000	05/15/2038	6,026,850
			198,349,914

Colorado—3.3%
2,000,000 Berthoud-Heritage, CO Metropolitan District
No. 1	5.625	12/01/2048	2,027,620
550,000 BNC, CO Metropolitan District No. 1	5.000	12/01/2037	630,174
3,355,000 CO Broomfield Village Metropolitan District No.
2[4,7]	6.250	12/01/2032	2,717,550
125,000 CO E-470 Public Highway Authority	6.812 [5]	09/01/2025	107,411
40,000 CO Educational and Cultural Facilities Authority
(Cesar Chavez Academy Charter School)	4.500	08/01/2037	40,086
1,200,000 CO Educational and Cultural Facilities Authority
(Rocky Mountain Academy of Evergreen)	6.450	11/01/2040	1,286,172
1,000,000 CO Educational and Cultural Facilities Authority
(Stargate Charter School)	5.000	12/01/2038	1,153,670
720,000 CO Fossil Ridge Metropolitan District No. 1	7.250	12/01/2040	745,531
1,400,000 CO Health Facilities Authority (Christian Living
Neighborhoods)	5.000	01/01/2037	1,498,966
7,075,000 CO Health Facilities Authority (ELGS/ELGSS/
ELGSF/GSSH Obligated Group)	5.000	06/01/2047	7,854,028
750,000 CO Potomac Farms Metropolitan District	7.250	12/01/2037	750,255
78,000 CO Potomac Farms Metropolitan District	7.625 [1]	12/01/2023	78,050
1,000,000 CO Sorrell Ranch Metropolitan District[3,4]	6.750	12/15/2036	280,000
12,500,000 Denver, CO City & County Airport	5.000	12/01/2048	14,798,000
7,000,000 Ebert, CO Metropolitan District	5.000	12/01/2043	8,163,120
1,605,000 Ebert, CO Metropolitan District	5.000	12/01/2043	1,871,687
1,575,000 Hunting Hill, CO Metropolitan District	5.625	12/01/2048	1,619,903
710,000 Powhaton Road, CO Metropolitan District No. 2	5.625	12/01/2048	723,994
1,495,000 Public Authority for CO (Natural Gas Energy)	6.250	11/15/2028	1,895,002
5,000,000 Public Authority for CO (Natural Gas Energy)	6.500	11/15/2038	7,458,750
4,665,000 Rampart Range, CO Metropolitan District No. 1	5.000	12/01/2042	5,391,574
1,500,000 Rampart Range, CO Metropolitan District No. 1	5.000	12/01/2047	1,727,265
500,000 Tabernash Meadows, CO Water & Sanitation
District	7.125	12/01/2034	516,005
110,000 Tallyns Reach, CO Metropolitan District No. 3	5.000	12/01/2033	116,019
250,000 Tallyns Reach, CO Metropolitan District No. 3	5.125	11/01/2038	263,475
983,237 Woodmen Heights, CO Metropolitan District
No. 1	6.000	12/01/2041	992,273

4 INVESCO OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

Principal
Amount	Coupon	Maturity	Value
Colorado (Continued)
$3,824,161 Woodmen Heights, CO Metropolitan District
No. 1	7.300%[1]	12/15/2041	$ 3,269,581
			67,976,161

Connecticut—0.4%
25,000 CT H&EFA (BHosp/BHlthC/BHDF/BH&HCG
Obligated Group)	5.500	07/01/2032	25,049
6,125,000 CT H&EFA (Fairfield University)	4.000	07/01/2042	6,416,244
500,000 Georgetown, CT Special Taxing District[3,4]	5.125	10/01/2036	160,000
625,000 Hamden, CT GO	5.000	08/15/2030	735,494
10,976,478 Mashantucket Western Pequot Tribe CT3,8	6.050	07/01/2031	375,944
			7,712,731

Delaware—0.1%
2,811,000 Bridgeville, DE Special Obligation (Heritage
Shores)	5.450	07/01/2035	2,811,000

District of Columbia—0.8%
180,000 District of Columbia Ballpark	5.000	02/01/2031	180,439
1,810,000 District of Columbia Center for Strategic &
International Studies	6.375	03/01/2031	1,959,271
1,905,000 District of Columbia Tobacco Settlement
Financing Corp.	6.500	05/15/2033	2,095,481
4,385,000 District of Columbia Tobacco Settlement
Financing Corp.	6.750	05/15/2040	4,537,861
72,125,000 District of Columbia Tobacco Settlement
Financing Corp. (TASC)	6.369 [5]	06/15/2046	6,536,689
400,000 District of Columbia University (Gallaudet
University)	5.500	04/01/2034	426,064
			15,735,805

Florida—5.4%
1,815,000 Amelia Concourse, FL Community Devel.
District[3,4]	5.750	05/01/2038	1,687,950
370,000 Arlington Ridge, FL Community Devel. District[2]	5.500	05/01/2036	364,243
435,000 Avignon Villages, FL Community Devel. District[3,4]	5.300	05/01/2014	30,450
250,000 Avignon Villages, FL Community Devel. District[3,4]	5.400	05/01/2037	17,500
5,000,000 Canaveral, FL Port Authority	5.000	06/01/2048	5,788,700
950,000 Cascades, FL Groveland Community Devel.
District[2]	5.300	05/01/2036	950,238
1,990,000 Chapel Creek, FL Community Devel. District
Special Assessment[3,4]	5.500	05/01/2038	1,791,000
825,942 Clearwater Cay, FL Community Devel. District[3,4]	5.500	05/01/2037	470,787
2,280,000 Creekside, FL Community Devel. District[3,4]	5.200	05/01/2038	1,026,000
5,000 Crosscreek, FL Community Devel. District[3]	5.600	05/01/2039	4,702
350,000 East Homestead, FL Community Devel. District	5.000	11/01/2033	360,500
35,000 East Homestead, FL Community Devel. District[2]	7.250	05/01/2021	36,498
65,000 Escambia County, FL Health Facilities Authority	5.950	07/01/2020	68,207

5 INVESCO OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount	Coupon	Maturity	Value
Florida (Continued)
$255,000 FL Capital Trust Agency (Florida Charter
Educational Foundation)	5.375%	06/15/2038	$ 263,808
480,000 FL Capital Trust Agency (Florida Charter
Educational Foundation)	5.375	06/15/2048	489,499
801,570 FL Lake Ashton II Community Devel. District	5.375	05/01/2036	757,611
805,000 Greater Lakes/Sawgrass Bay, FL Community
Devel. District[2]	5.500	05/01/2038	745,140
16,000,000 Greater Orlando, FL Aviation Authority[6]	5.000	10/01/2032	16,739,760
195,000 Heritage Isles, FL Community Devel. District[3]	7.100	10/01/2023	29,250
100,000 Highland Meadows, FL Community Devel. District
Special Assessment, Series A2	5.500	05/01/2036	99,996
375,000 Indigo, FL Community Devel. District[3,4]	5.750	05/01/2036	262,500
35,000 Jacksonville, FL Health Facilities Authority
(Daughters of Charity Health Services of Austin)	5.250	08/15/2027	37,644
565,000 Lake Helen, FL Educational Facilities (Ivy Hawn
Charter School)	5.500	07/15/2048	579,927
600,000 Lake Helen, FL Educational Facilities (Ivy Hawn
Charter School)	5.750	07/15/2053	621,180
1,255,000 Lakeland, FL Educational Facilities (Florida
Southern College)	5.000	09/01/2029	1,354,421
1,000,000 Lakeland, FL Educational Facilities (Florida
Southern College)	5.000	09/01/2037	1,061,710
3,000,000 Lakeland, FL Hospital System (Lakeland Regional
Health System)	5.000	11/15/2040	3,314,220
4,000,000 Lee, FL Memorial Health System (Lee Memorial
Hospital)	4.000	04/01/2037	4,280,440
1,525,000 Lucaya, FL Community Devel. District[2]	5.375	05/01/2035	1,525,564
1,775,000 Magnolia Creek, FL Community Devel. District[3,4]	5.900	05/01/2039	319,500
95,000 Magnolia West, FL Community Devel. District
Special Assessment[2]	5.350	05/01/2037	96,097
45,000 Miami Beach, FL GO	4.500	09/01/2033	45,149
1,665,000 Miromar Lakes, FL Community Devel. District	5.000	05/01/2035	1,724,674
740,000 Miromar Lakes, FL Community Devel. District	5.375	05/01/2032	763,621
2,965,000 Monterey/Congress, FL Community Devel. District
Special Assessment[2]	5.375	05/01/2036	2,965,059
395,000 Naturewalk, FL Community Devel. District[3,4]	5.300	05/01/2016	312,050
335,000 Naturewalk, FL Community Devel. District[3,4]	5.500	05/01/2038	264,650
10,000,000 Orange County, FL School Board COP[6]	5.500	08/01/2034	10,092,300
460,000 Orlando, FL Tourist Devel. Tax	5.500	11/01/2038	461,306
3,000,000 Orlando, FL Utilities Commission	5.000	10/01/2038	3,559,590
450,000 Palace Coral Gables, FL Community Devel. District
Special Assessment	5.000	05/01/2032	493,466
1,000,000 Palace Coral Gables, FL Community Devel. District
Special Assessment	5.625	05/01/2042	1,112,920
460,000 Palm River, FL Community Devel. District[3,4]	5.150	05/01/2013	230,000
510,000 Palm River, FL Community Devel. District[3,4]	5.375	05/01/2036	255,000
1,180,224 Pine Ridge Plantation, FL Community Devel.
District	5.400	05/01/2037	1,065,660
125,000 Portico, FL Community Devel. District[2]	5.450	05/01/2037	119,676

6 INVESCO OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

Principal
Amount	Coupon	Maturity	Value
Florida (Continued)
$810,000 Reunion East, FL Community Devel. District[3,4]	5.800%	05/01/2036	$ 8
860,000 Reunion East, FL Community Devel. District[3,4]	7.375	05/01/2033	9
15,000 Ridgewood Trails, FL Community Devel. District	5.650	05/01/2038	14,279
2,400,000 River Glen, FL Community Devel. District Special
Assessment[3,4]	5.450	05/01/2038	1,440,000
289,068 Santa Rosa Bay, FL Bridge Authority	6.250	07/01/2028	283,885
4,535,000 Sarasota County, FL Educational Facilities (School
of Arts & Sciences)	6.500	07/01/2040	4,625,519
3,270,000 Sarasota County, FL Educational Facilities (School
of Arts & Sciences)	6.750	07/01/2030	3,354,497
2,035,000 South Bay, FL Community Devel. District	5.125	05/01/2020	2,033,921
1,645,000 South Bay, FL Community Devel. District[3,4]	5.950	05/01/2036	16
1,965,000 South Bay, FL Community Devel. District[2]	5.950	05/01/2036	1,891,882
935,000 South Bay, FL Community Devel. District[4]	6.600 [1]	05/01/2025	470,829
2,450,000 South Bay, FL Community Devel. District[2,3,4]	6.600 [1]	05/01/2036	1,234,972
1,500,000 St. Johns County, FL IDA (Presbyterian
Retirement)	6.000	08/01/2045	1,579,215
400,000 St. Johns County, FL IDA (St. John's County
Welfare Federation)	5.250	10/01/2041	329,964
5,000 Tern Bay, FL Community Devel. District[2,4]	5.375	05/01/2037	5,000
3,990,000 Vista, FL Community Devel. District Special
Assessment[2]	5.375	05/01/2037	3,969,531
1,238,941 Waterford Estates, FL Community Devel. District
Special Assessment[3,4]	5.125	05/01/2013	1,176,994
2,092,285 Waterford Estates, FL Community Devel. District
Special Assessment[3,4]	5.500	05/01/2037	1,987,671
16,000 Waters Edge, FL Community Devel. District	5.350	05/01/2039	16,000
280,000 Waters Edge, FL Community Devel. District[2]	6.600 [1]	05/01/2039	281,005
146,452 Waterstone, FL Community Devel. District	0.000 [1]	05/01/2037	112,641
992,838 Waterstone, FL Community Devel. District	5.020 [5]	11/01/2028	562,592
280,718 Waterstone, FL Community Devel. District[3,4]	5.500	05/01/2018	182,467
285,000 West Villages, FL Improvement District[3,4]	5.350	05/01/2015	219,450
7,150,000 West Villages, FL Improvement District[3,4]	5.800	05/01/2036	5,505,500
4,925,000 Westridge, FL Community Devel. District[3,4]	5.800	05/01/2037	3,693,750
250,000 Westside, FL Community Devel. District[3,4]	5.650	05/01/2037	87,500
2,380,000 Westside, FL Community Devel. District	5.650	05/01/2037	2,380,476
785,000 Westside, FL Community Devel. District	5.650	05/01/2037	709,609
2,250,000 Wyld Palms, FL Community Devel. District[3,4]	5.400	05/01/2015	697,500
1,445,000 Wyld Palms, FL Community Devel. District[3,4]	5.500	05/01/2038	447,950
444,846 Zephyr Ridge, FL Community Devel. District[3,4]	5.250	05/01/2013	373,671
978,661 Zephyr Ridge, FL Community Devel. District[3,4]	5.625	05/01/2037	822,075
			109,130,541

Georgia—1.0%
565,000 Atlanta, GA Urban Residential Finance Authority
(Trestletree Village Apartments)	5.000	11/01/2048	582,001
1,055,000 Floyd County, GA Devel. Authority (Lavender
Mountain Senior Living)	5.750	12/01/2033	1,067,976

7 INVESCO OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount	Coupon	Maturity	Value
Georgia (Continued)
$4,385,000 Floyd County, GA Devel. Authority (Lavender
Mountain Senior Living)	6.250%	12/01/2048	$ 4,448,495
3,040,000 Floyd County, GA Devel. Authority (Lavender
Mountain Senior Living)	6.500	12/01/2053	3,112,443
2,145,000 Floyd County, GA Devel. Authority (Spires at Berry
College)	6.000	12/01/2038	2,172,199
3,000,000 Fulton County, GA Devel. Authority (PHC/
FCommH/PHosp/PMSH/PNH/PMCC/PClinic/
PHlthCF/PHI/PHIP/PHHosp/PNH/PARMC
Obligated Group)	5.000	07/01/2046	3,383,160
565,000 GA Environmental Loan Acquisition Corp. (Local
Water Authority)	5.125	03/15/2031	567,147
1,040,000 GA Main Street Natural Gas	5.000	05/15/2043	1,185,475
100,000 Monroe County, GA Devel. Authority (Georgia
Power Company)	4.000 [9]	06/01/2042	100,022
700,000 Oconee County, GA IDA (Westminster
Presbyterian Homes)	5.500 [9]	12/01/2053	711,277
880,000 Oconee County, GA IDA (Westminster
Presbyterian Homes)	6.125	12/01/2038	907,271
1,230,000 Oconee County, GA IDA (Westminster
Presbyterian Homes)	6.250	12/01/2048	1,266,531
1,030,000 Oconee County, GA IDA (Westminster
Presbyterian Homes)	6.375	12/01/2053	1,060,797
520,000 Randolph County, GA GO	5.000	04/01/2030	559,473
			21,124,267

Illinois—7.1%
4,300,000 Chicago, IL Board of Education	6.000	04/01/2046	4,982,582
775,000 Chicago, IL Board of Education (School Reform)	5.000	12/01/2026	899,325
2,250,000 Chicago, IL Board of Education (School Reform)	5.000	12/01/2028	2,667,780
1,000,000 Chicago, IL Board of Education (School Reform)	5.000	12/01/2031	1,163,400
1,205,000 Chicago, IL Board of Education (School Reform)	5.000	12/01/2034	1,387,618
915,000 Chicago, IL Board of Education (School Reform)	5.063 [5]	12/01/2024	756,943
1,405,000 Chicago, IL Board of Education (School Reform)	5.063 [5]	12/01/2024	1,162,300
13,440,000 Chicago, IL GO	5.000	01/01/2029	13,480,723
2,500,000 Chicago, IL O'Hare International Airport	5.000	01/01/2034	2,833,825
3,000,000 Chicago, IL O'Hare International Airport	5.000	01/01/2041	3,396,390
6,000,000 Chicago, IL Wastewater	4.000	01/01/2042	6,127,380
2,400,000 Cook County, IL Community School District GO	7.125	06/01/2024	2,685,432
949,000 Cortland, IL Special Tax (Sheaffer System)[3,4]	5.500	03/01/2017	189,800
320,000 Du Page County, IL Special Service Area No. 31
Special Tax (Monarch Landing)	5.625	03/01/2036	320,634
2,000,000 Gilberts, IL Special Service Area No. 15	5.000	03/01/2035	2,203,700
689,781 Gilberts, IL Special Service Area No. 24 Special
Tax (Conservancy)	5.375	03/01/2034	677,730
2,225,000 Harvey, IL GO3	5.500	12/01/2027	1,223,750
1,000,000 Harvey, IL GO3	5.625	12/01/2032	550,000
3,970,000 Harvey, IL Hotel Motel Tax & Sales (Hotel &
Conference Center)	6.875	08/01/2028	3,970,715

8 INVESCO OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

Principal
Amount	Coupon	Maturity	Value
Illinois (Continued)
$1,010,000 IL Finance Authority (Illinois Institute of
Technology)	5.000%	04/01/2026	$ 1,010,364
9,660,000 IL Finance Authority (Illinois Institute of
Technology)	5.000	04/01/2031	9,661,835
1,000,000 IL Finance Authority (Illinois Institute of
Technology)	5.000	04/01/2036	1,000,060
500,000 IL Finance Authority (Lake Forest College)	5.750	10/01/2032	531,580
450,000 IL Finance Authority (Lake Forest College)	6.000	10/01/2048	477,936
50,000 IL Finance Authority (OSF Healthcare System)	7.125	11/15/2037	50,098
4,685,000 IL Finance Authority (PHN/PCTC/PC&SHN/PLC/
PCHN/PSSC/PHCr/PBH/PAS/PHFBT Obligated
Group)	6.125	05/15/2025	4,692,590
95,000 IL Finance Authority (PHN/PCTC/PC&SHN/PLC/
PCHN/PSSC/PHCr/PBH/PAS/PHFBT Obligated
Group)	7.750	08/15/2034	96,640
2,000,000 IL GO	5.000	04/01/2025	2,148,680
3,000,000 IL GO	5.000	10/01/2028	3,323,940
6,500,000 IL GO	5.000	10/01/2029	7,192,185
5,000,000 IL GO	5.000	10/01/2029	5,532,450
3,000,000 IL GO	5.000	10/01/2030	3,296,820
3,360,000 IL GO	5.000	10/01/2033	3,652,824
1,525,000 IL GO	5.000	02/01/2039	1,583,804
1,050,000 IL Metropolitan Pier & Exposition Authority	5.500	12/15/2023	1,127,490
250,000 IL Metropolitan Pier & Exposition Authority
(McCormick Place Expansion)	5.500	06/15/2050	254,232
1,365,000 IL Regional Transportation Authority	4.000	06/01/2043	1,436,376
18,000,000 IL Regional Transportation Authority[6]	4.000	06/01/2043	18,931,950
5,000,000 IL Sales Tax Securitization Corp.	5.250	01/01/2048	5,672,450
2,000,000 IL Sports Facilities Authority	5.250	06/15/2032	2,227,180
895,000 Jefferson County, IL High School District No. 201
(Mt. Vernon)	6.500	12/30/2027	1,154,299
955,000 Jefferson County, IL High School District No. 201
(Mt. Vernon)	6.500	12/30/2028	1,252,664
1,160,000 Jefferson County, IL High School District No. 201
(Mt. Vernon)	6.500	12/30/2031	1,579,618
3,568,000 Lakemoor Village, IL Special Tax	5.000	03/01/2027	3,574,030
2,301,000 Lincolnshire, IL Special Service Area No. 1 Special
Tax (Sedgebrook)	6.250	03/01/2034	2,305,096
480,000 Markham, IL GO	5.750	02/01/2028	464,381
1,085,000 Plano, IL Special Service Area No. 5[3,4]	6.000	03/01/2036	813,750
500,000 Southwestern IL Devel. Authority (Eden
Retirement Center)	5.850	12/01/2036	451,675
3,405,000 Southwestern IL Devel. Authority (Local
Government Programming)[4]	7.000	10/01/2022	1,974,900
1,020,000 Southwestern IL Devel. Authority (Village of
Sauget)[2]	5.625	11/01/2026	982,892
1,155,000 Stephenson County, IL School District No. 145
Freeport	5.000	02/01/2032	1,368,502

9 INVESCO OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount	Coupon	Maturity	Value
Illinois (Continued)
$850,000 Stephenson County, IL School District No. 145
Freeport	5.000%	02/01/2033	$ 1,001,674
750,000 Stephenson County, IL School District No. 145
Freeport	5.000	02/01/2034	882,262
1,848,000 Yorkville, IL United City Special Services Area
Special Tax	5.000	03/01/2033	1,847,871
1,634,000 Yorkville, IL United City Special Services Area
Special Tax (Raintree Village II)[3,4]	6.250	03/01/2035	735,300
			144,970,425

Indiana—1.7%
3,575,000 Columbus, IN Multifamily Hsg. (Vivera Senior
Living)[2]	5.625	05/01/2039	3,587,119
1,620,000 IN Finance Authority (GSH/GSHI/GSHPS Obligated
Group)	5.500	04/01/2026	1,861,364
2,885,000 IN Finance Authority (Marian University)	5.250	09/15/2025	3,073,131
4,250,000 IN Finance Authority (Marian University)	6.375	09/15/2041	4,550,773
4,750,000 IN Finance Authority (Marian University)	6.500	09/15/2030	5,152,372
7,500,000 IN Municipal Power Agency	5.000	01/01/2037	8,686,575
925,000 Indianapolis, IN Multifamily Hsg. (Berkley
Common)	5.750	07/01/2030	962,666
3,895,000 Indianapolis, IN Multifamily Hsg. (Berkley
Common)	6.000	07/01/2040	4,072,924
2,025,000 Indianapolis, IN Multifamily Hsg. (Stonekey
Apartments)	7.000	02/01/2039	2,027,207
			33,974,131

Iowa—0.2%
400,000 IA Finance Authority (Boys & Girls Home and
Family Services)[3,4]	5.900	12/01/2028	20,000
1,685,000 IA Finance Authority (Mercy Medical Center)	5.000	08/15/2028	1,817,323
1,300,000 IA Finance Authority (Unity Point Health)	5.000	02/15/2048	1,491,919
255,000 IA Finance Authority Senior Hsg. (Wedum Walnut
Ridge)[2]	5.375	06/01/2025	254,271
1,000,000 Xenia, IA Rural Water District	5.000	12/01/2036	1,111,500
			4,695,013

Kansas—0.1%
1,440,000 Pittsburgh, KS Special Obligation (North
Broadway Redevel. )	4.900	04/01/2024	1,313,985

Kentucky—2.5%
5,480,000 KY Municipal Power Agency	5.000	09/01/2032	6,317,728
11,525,000 KY Municipal Power Agency	5.000	09/01/2033	13,225,975
5,000,000 KY Municipal Power Agency	5.000	09/01/2034	5,711,900
1,500,000 KY Property & Building Commission	5.000	05/01/2035	1,736,235
1,170,000 KY Property & Building Commission	5.000	05/01/2036	1,349,887
2,500,000 KY Property & Building Commission	5.000	04/01/2037	2,840,400
4,605,000 KY Property & Building Commission	5.000	05/01/2037	5,285,757

10 INVESCO OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

Principal
Amount	Coupon	Maturity	Value
Kentucky (Continued)
$2,500,000 KY Property & Building Commission	5.000%	04/01/2038	$ 2,831,450
10,000,000 Louisville & Jefferson County, KY Health System
(Norton Healthcare/Norton Hospitals Obligated
Group)	5.750	10/01/2042	11,250,100
80,000 Owen County, KY Waterworks System (AWCC/
KAWC Obligated Group)	6.250	06/01/2039	80,264
15,000 Springfield, KY Educational Devel. (St. Catherine
College)[3,4]	5.750	10/01/2035	75
			50,629,771

Louisiana—1.9%
9,578 Denham Springs-Livingston, LA Hsg. & Mtg.
Finance Authority[2]	5.000	11/01/2040	9,624
635,000 LA Citizens Property Insurance Corp.	5.000	06/01/2024	699,033
950,000 LA Citizens Property Insurance Corp.	5.000	06/01/2024	1,045,798
8,280,000 LA HFA (La Chateau)	6.875	09/01/2029	8,251,765
5,000,000 LA HFA (La Chateau)	7.250	09/01/2039	4,999,550
35,000 LA Local Government EF&CD Authority (Baton
Rouge Student Hsg. )	5.250	09/01/2035	34,749
2,735,000 LA Local Government EF&CD Authority (Baton
Rouge Student Hsg. )	5.500	09/01/2022	2,730,186
1,300,000 LA Public Facilities Authority (Louisiana State
University & Agricultural & Mechanical College
Auxiliary	5.000	07/01/2057	1,433,510
2,500,000 LA Public Facilities Authority (Nineteenth Judicial
District Court Building)	5.000	06/01/2042	2,817,600
7,500,000 LA Public Facilities Authority (Ochsner Clinic
Foundation)	5.000	05/15/2042	8,456,475
395,000 LA Public Facilities Authority (Roman Catholic
Church of the Archdiocese of New Orleans)	5.000	07/01/2032	444,778
300,000 LA Public Facilities Authority (Roman Catholic
Church of the Archdiocese of New Orleans)	5.000	07/01/2033	335,223
345,000 LA Public Facilities Authority (Roman Catholic
Church of the Archdiocese of New Orleans)	5.000	07/01/2037	379,904
50,000 LA Stadium & Exposition District	5.000	07/01/2028	55,870
4,035,000 LA State University & Agricultural & Mechanical
College	5.000	07/01/2040	4,562,496
700,000 New Orleans, LA Aviation Board (Parking
Facilities)	5.000	10/01/2043	810,292
1,280,000 New Orleans, LA Aviation Board (Parking
Facilities)	5.000	10/01/2048	1,476,480
			38,543,333

Maine—0.4%
2,000,000 ME H&HEFA (Maine General Medical Center)	6.750	07/01/2036	2,168,480

11 INVESCO OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount	Coupon	Maturity	Value
Maine (Continued)
$5,000,000 ME H&HEFA (Maine General Medical Center)	7.500%	07/01/2032	$ 5,532,000
			7,700,480

Maryland—0.6%
1,500,000 Gaithersburg, MD Economic Devel. (Asbury
Maryland)	5.000	01/01/2036	1,665,015
1,630,000 MD EDC (Potomac Electric Power)	6.200	09/01/2022	1,660,954
1,000,000 MD EDC Student Hsg. (Morgan State University)	5.000	07/01/2034	1,040,870
4,530,000 MD EDC Student Hsg. (University of Maryland
College Park)	5.000	06/01/2035	5,237,042
25,000 MD H&HEFA (Johns Hopkins Hospital)	5.375	07/01/2020	25,068
15,000 MD H&HEFA (Johns Hopkins Medical Institutional
Parking System)	5.000	07/01/2034	15,158
400,000 MD H&HEFA (Maryland Institute College of Art)	5.000	06/01/2036	447,204
10,000 MD H&HEFA (Mercy Ridge)	4.750	07/01/2034	10,013
1,653,000 Prince Georges County, MD Special District
(Victoria Falls)	5.250	07/01/2035	1,659,248
			11,760,572

Massachusetts—1.4%
750,000 MA Devel. Finance Agency (Lasell College)	5.500	07/01/2026	798,548
25,000 MA Devel. Finance Agency (Lasell College)	6.000	07/01/2031	26,776
461,488 MA Devel. Finance Agency (Linden Ponds)	0.655 [5]	11/15/2056	123,231
1,435,000 MA Devel. Finance Agency (Linden Ponds)	5.125	11/15/2046	1,498,241
2,000,000 MA Devel. Finance Agency (UMHC/UMMC/
HHH&H/HHosp Obligated Group)	5.000	07/01/2036	2,257,060
20,000,000 MA GO6	5.000	12/01/2035	23,691,900
15,000 MA H&EFA (Beverly Hospital Corp. )	5.250	07/01/2023	15,018
			28,410,774

Michigan—4.0%
1,100,000 Detroit, MI City School District	5.000	05/01/2028	1,193,192
680,000 Detroit, MI City School District	5.000	05/01/2031	735,903
150,000 Detroit, MI Downtown Devel. Authority	5.000	07/01/2043	163,060
1,350,000 Detroit, MI Downtown Devel. Authority	5.000	07/01/2048	1,460,538
2,250,000 Detroit, MI Sewer Disposal System	6.500	07/01/2024	2,267,820
13,375,000 Detroit, MI Sewer Disposal System	7.500	07/01/2033	13,501,795
60,000 Detroit, MI Sewer Disposal System	7.500	07/01/2033	60,533
2,155,000 Detroit, MI Water and Sewerage Dept.	5.000	07/01/2032	2,326,646
1,000,000 Detroit, MI Water Supply System	5.000	07/01/2036	1,048,580
405,000 Grand Traverse Academy, MI Public School
Academy	5.000	11/01/2022	405,279
1,000,000 MI Finance Authority (Detroit Water & Sewer)	5.000	07/01/2025	1,152,080
895,000 MI Finance Authority (Detroit Water & Sewer)	5.000	07/01/2026	1,029,250
930,000 MI Finance Authority (Detroit Water & Sewer)	5.000	07/01/2027	1,066,440
2,450,000 MI Finance Authority (Detroit Water & Sewer)	5.000	07/01/2032	2,754,927
1,000,000 MI Finance Authority (Detroit Water & Sewer)	5.000	07/01/2033	1,122,230
2,200,000 MI Finance Authority (Detroit Water & Sewer)	5.000	07/01/2034	2,500,432
1,000,000 MI Finance Authority (Detroit Water & Sewer)	5.000	07/01/2034	1,119,950

12 INVESCO OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

Principal
Amount	Coupon	Maturity	Value
Michigan (Continued)
$6,300,000 MI Finance Authority (HFHS/HFMHCT/HFWH/
WAFMH Obligated Group)	5.000%	11/15/2041	$ 7,181,118
6,000,000 MI Finance Authority (Thomas M Cooley Law
School)	6.750	07/01/2044	6,190,020
635,000 MI Finance Authority (Universal Learning
Academy)	5.750	11/01/2040	645,211
1,155,000 MI Public Educational Facilities Authority (Old
Redford Academy)	6.000	12/01/2035	1,155,046
7,529,473 MI Strategic Fund Limited Obligation (Wolverine
Human Services)	5.850	08/31/2027	7,533,991
1,671,250 MI Strategic Fund Limited Obligation (Wolverine
Human Services)	7.875	08/31/2028	1,673,941
623,000,000 MI Tobacco Settlement Finance Authority	10.197 [5]	06/01/2058	16,939,370
1,180,000 Michigan State University	5.000	02/15/2044	1,395,952
1,650,000 Michigan State University	5.000	02/15/2048	1,948,238
600,000 Old Redford Academy, MI Public School Academy	5.900	12/01/2030	603,012
400,000 Plymouth, MI Educational Center Charter School
(Public School Academy)	5.375	11/01/2030	280,372
1,325,000 Plymouth, MI Educational Center Charter School
(Public School Academy)	5.625	11/01/2035	862,761
500,000 Renaissance, MI Public School Academy	6.000	05/01/2037	514,880
			80,832,567

Minnesota—0.3%
1,050,000 Bethel, MN Hsg. & Healthcare (Benedictine Living
Communities - St. Peter Communities)	5.500	12/01/2048	1,072,260
2,300,000 Duluth, MN EDA Health Care Facilities (Essentia
Health)	5.000	02/15/2043	2,617,607
900,000 MN HEFA (Hamline University)	5.000	10/01/2047	952,461
812,000 Mound, MN Hsg. & Redevel. Authority
(Metroplaines)	5.000	02/15/2027	812,268
680,000 St. Paul Park, MN Senior Hsg. & Healthcare
Revenue (Presbyterian Homes Bloomington Care
Center)	5.000	09/01/2042	735,019
			6,189,615

Mississippi—0.6%
565,000 Meridian, MS Tax Increment (Meridian
Crossroads)	8.750	12/01/2024	581,950
10,000,000 MS Devel. Bank (Gulf Coast Community College
District)	5.000	12/01/2046	11,375,400
			11,957,350

Missouri—1.3%
830,000 Branson, MO IDA (Branson Hills Redevel. )[2]	5.750	05/01/2026	591,914
160,000 Branson, MO IDA (Branson Hills Redevel. )[2]	7.050	05/01/2027	113,819
675,000 Broadway-Fairview, MO Transportation Devel.
District (Columbia)[4,7]	5.875	12/01/2031	438,750
180,000 Chillicothe, MO Tax Increment (South U. S. 65)	5.500	04/01/2021	160,052

13 INVESCO OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount	Coupon	Maturity	Value
Missouri (Continued)
$400,000 Chillicothe, MO Tax Increment (South U. S. 65)	5.625%	04/01/2027	$ 297,608
580,000 Columbia, MO Hsg. Authority (Stuart Parker Hsg.
Devel. Group)	5.000	12/15/2040	586,653
1,330,000 Columbia, MO Hsg. Authority (Stuart Parker Hsg.
Devel. Group)	5.125	12/15/2050	1,343,686
14,360,000 Hazelwood, MO Transportation Devel. District
(370/Missouri Bottom Road/Tausig Road)[3,4]	7.200	05/01/2033	5,169,600
5,605,000 Hollister, MO Tax Increment	5.625	10/01/2039	5,742,322
295,000 Kansas City, MO IDA (Sales Tax)	5.000	04/01/2046	297,389
140,000 Lees Summit, MO IDA (Kensington Farms)[3]	5.500	03/01/2021	89,600
250,000 Lees Summit, MO IDA (Kensington Farms)[3]	5.750	03/01/2029	160,000
2,100,000 Maplewood, MO Tax (Maplewood South
Redevel. )	5.750	11/01/2026	2,074,884
355,000 MO Grindstone Plaza Transportation Devel.
District	5.500	10/01/2031	321,957
96,000 Northwoods, MO Transportation Devel. District	5.850	02/01/2031	90,467
1,025,000 Saint Charles County, MO IDA (Suemandy/Mid-
Rivers Community Improvement District)	5.000	10/01/2046	1,014,391
3,250,000 St. Louis, MO Land Clearance Authority (Scottrade
Center)	5.000	04/01/2048	3,615,268
481,000 St. Louis, MO Tax Increment (1505 Missouri
Avenue Redevel. )[7]	6.000	08/04/2025	96,200
846,000 St. Louis, MO Tax Increment (1601 Washington
Redevel. )[4,7]	6.000	08/21/2026	236,880
1,879,000 St. Louis, MO Tax Increment (1619 Washington
Redevel. )[4]	5.500	03/09/2027	770,390
661,018 St. Louis, MO Tax Increment (Pet Building
Redevel. )	5.500	05/29/2028	443,907
545,000 St. Louis, MO Tax Increment (Printers Lofts)[4,7]	6.000	08/21/2026	136,250
758,000 St. Louis, MO Tax Increment (Washington East
Condominiums)[4]	5.500	01/20/2028	379,000
466,000 St. Louis, MO Tax Increment (Washington East
Condominiums)[4,7]	5.500	01/20/2028	111,840
1,080,000 St. Louis, MO Tax Increment Financing (Ludwig
Lofts)[4,7]	6.690	04/21/2029	183,600
373,000 St. Louis, MO Tax Increment Financing, Series A4	5.500	09/02/2028	167,850
3,255,000 St. Louis, MO Tax Increment, Series A4	6.600	01/21/2028	1,464,750
620,000 Stone Canyon, MO Improvement District
(Infrastructure)[3,4]	5.700	04/01/2022	173,600
320,000 Stone Canyon, MO Improvement District
(Infrastructure)[3,4]	5.750	04/01/2027	89,600
			26,362,227

Montana—0.1%
11,710,000 Hardin, MT Tax Increment Industrial Infrastructure
Devel. (Rocky Mountain Power)[4,7]	6.250 [1]	09/01/2031	1,697,950

Nebraska—0.7%
4,000,000 NE Central Plains Gas Energy	5.000	09/01/2037	4,956,840

14 INVESCO OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

Principal
Amount	Coupon	Maturity	Value
Nebraska (Continued)
$ 9,510,000 NE Central Plains Gas Energy	5.250%	09/01/2037	$ 10,375,410
			15,332,250

Nevada—0.5%
2,500,000 Clark County, NV GO	5.000	05/01/2048	2,929,300
320,000 Clark County, NV Improvement District	5.000	02/01/2026	321,341
255,000 Clark County, NV Improvement District	5.050	02/01/2031	255,920
5,280,000 Clark County, NV School District	5.000	06/15/2036	6,261,869
			9,768,430

New Hampshire—1.2%
305,000 Manchester, NH Hsg. & Redevel. Authority, Series
B	5.647 [5]	01/01/2029	195,908
385,000 NH Business Finance Authority (Huggins Hospital)	6.875	10/01/2039	393,304
20,860,000 NH H&EFA (LRG Healthcare)[6]	7.000	04/01/2038	21,308,229
1,500,000 NH H&EFA (Southern New Hampshire University)	5.000	01/01/2027	1,614,555
			23,511,996

New Jersey—7.7%
250,000 Atlantic City, NJ GO	5.000	03/01/2032	291,190
500,000 Atlantic City, NJ GO	5.000	03/01/2037	573,970
2,000,000 Casino Reinvestment Devel. Authority of NJ	5.000	11/01/2030	2,206,640
2,000,000 Casino Reinvestment Devel. Authority of NJ	5.000	11/01/2032	2,197,600
1,930,000 NJ EDA	5.000	06/15/2028	2,194,275
3,500,000 NJ EDA	5.000	06/15/2029	3,948,455
3,000,000 NJ EDA	5.000	06/15/2041	3,248,340
220,000 NJ EDA (Golden Door Charter School)	6.500	11/01/2052	241,221
1,050,000 NJ EDA (Newark Downtown District Management
Corp. )	5.125	06/15/2037	1,201,305
500,000 NJ EDA (Provident Group-Kean Properties)	5.000	07/01/2032	548,955
200,000 NJ EDA (Provident Group-Kean Properties)	5.000	07/01/2047	215,818
1,000,000 NJ EDA (Provident Group-Montclair Properties)	5.000	06/01/2037	1,143,530
4,855,000 NJ EDA (State Government Buildings)	5.000	06/15/2031	5,442,795
3,500,000 NJ EDA (State Government Buildings)	5.000	06/15/2042	3,811,710
735,000 NJ EDA (State Government Buildings)	5.000	06/15/2047	797,674
2,100,000 NJ Health Care Facilities Financing Authority
(University Hospital)	5.000	07/01/2029	2,394,357
3,500,000 NJ Tobacco Settlement Financing Corp.	5.000	06/01/2028	4,187,960
4,500,000 NJ Tobacco Settlement Financing Corp.	5.000	06/01/2029	5,344,020
5,000,000 NJ Tobacco Settlement Financing Corp.	5.000	06/01/2030	5,891,400
7,100,000 NJ Tobacco Settlement Financing Corp.	5.000	06/01/2031	8,307,355
13,000,000 NJ Tobacco Settlement Financing Corp.	5.000	06/01/2034	15,010,840
4,000,000 NJ Tobacco Settlement Financing Corp.	5.000	06/01/2035	4,596,720
3,000,000 NJ Tobacco Settlement Financing Corp.	5.000	06/01/2037	3,390,750
13,700,000 NJ Tobacco Settlement Financing Corp.	5.000	06/01/2046	14,309,376
6,000,000 NJ Tobacco Settlement Financing Corp. (TASC)	5.000	06/01/2046	6,558,000
6,660,000 NJ Transportation Trust Fund Authority	5.000	06/15/2029	7,638,820
945,000 NJ Transportation Trust Fund Authority	5.000	06/15/2030	1,077,810

15 INVESCO OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount	Coupon	Maturity	Value
New Jersey (Continued)
$6,000,000 NJ Transportation Trust Fund Authority	5.000%	06/15/2030	$ 6,843,240
880,000 NJ Transportation Trust Fund Authority	5.000	06/15/2031	998,114
5,015,000 NJ Transportation Trust Fund Authority	5.000	06/15/2032	5,449,098
5,975,000 NJ Transportation Trust Fund Authority	5.500	12/15/2021	6,501,338
11,570,000 NJ Transportation Trust Fund Authority	5.750	06/15/2024	13,471,992
4,555,000 NJ Transportation Trust Fund Authority	6.000	06/15/2035	4,877,449
7,000,000 NJ Turnpike Authority	5.000	01/01/2034	7,987,420
3,000,000 NJ Turnpike Authority	5.000	01/01/2048	3,534,120
10,000 South Jersey, NJ Transportation Authority	4.500	11/01/2035	10,026
			156,443,683

New Mexico—0.1%
230,000 Boulders, NM Pubic Improvement District	5.750	10/01/2044	233,059
1,925,000 NM Trails Public Improvement District	7.750	10/01/2038	1,757,467
			1,990,526

New York—8.9%
3,250,000 Brooklyn, NY Local Devel. Corp. (Brooklyn Events
Center)	5.000	07/15/2042	3,634,703
8,500,000 Hudson Yards, NY Infrastructure Corp.[6]	5.000	02/15/2037	10,027,280
7,500,000 Hudson Yards, NY Infrastructure Corp.[6]	5.000	02/15/2039	8,793,075
65,000 NY Counties Tobacco Trust II (TASC)	5.750	06/01/2043	65,991
285,000 NY Counties Tobacco Trust VI	5.750	06/01/2043	321,215
14,375,000 NY MTA	5.250	11/15/2056	16,454,200
3,500,000 NY MTA (Green Bond)	5.250	11/15/2057	3,989,685
5,060,000 NY MTA Hudson Rail Yards[2]	5.000	11/15/2046	5,141,871
13,150,000 NY MTA Hudson Rail Yards	5.000	11/15/2056	14,357,959
10,500,000 NY MTA, Series C-1	5.000	11/15/2035	12,002,760
5,000,000 NY MTA, Series C-1	5.250	11/15/2056	5,775,600
2,455,000 NY TSASC, Inc. (TFABs)	5.000	06/01/2036	2,756,253
10,065,000 NYC GO	5.000	03/01/2040	11,984,194
10,000,000 NYC Municipal Water Finance Authority	5.000	06/15/2039	11,459,600
14,000,000 NYC Transitional Finance Authority (Building Aid)	5.000	07/15/2043	16,609,320
8,720,000 NYC Transitional Finance Authority (Future Tax)	5.000	08/01/2031	10,217,747
2,650,000 NYS DA (New York State Dormitory Authority)	5.000	07/01/2028	3,130,048
10,000,000 NYS DA (Sales Tax)	5.000	03/15/2033	11,693,500
5,000,000 NYS DA (Sales Tax)	5.000	03/15/2035	5,896,950
6,955,000 NYS DA (St. Mary's Hospital for Children)[2]	7.875	11/15/2041	7,233,617
6,075,000 NYS Liberty Devel. Corp. (Goldman Sachs
Headquarters)	5.250	10/01/2035	7,800,786

16 INVESCO OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

Principal
Amount	Coupon	Maturity	Value
New York (Continued)
$10,000,000 Port Authority NY/NJ, 198th Series	5.250%	11/15/2056	$ 11,663,100
			181,009,454

North Carolina—0.3%
5,000,000 NC Turnpike Authority	5.000	01/01/2038	5,884,450

Ohio—4.2%
2,440,000 Buckeye, OH Tobacco Settlement Financing
Authority (TASC)	5.375	06/01/2024	2,314,609
3,820,000 Buckeye, OH Tobacco Settlement Financing
Authority (TASC)	5.750	06/01/2034	3,626,402
5,360,000 Buckeye, OH Tobacco Settlement Financing
Authority (TASC)	5.875	06/01/2030	5,132,200
10,100,000 Buckeye, OH Tobacco Settlement Financing
Authority (TASC)	6.500	06/01/2047	10,075,962
538,100,000 Buckeye, OH Tobacco Settlement Financing
Authority (TASC)	7.247 [5]	06/01/2047	30,806,225
230,500,000 Buckeye, OH Tobacco Settlement Financing
Authority (TASC)	7.575 [5]	06/01/2052	5,460,545
3,445,000 Cleveland-Cuyahoga County, OH Port Authority	6.000	11/15/2035	3,658,728
2,475,000 Cuyahoga County, OH Hospital (Metro Health
System)	5.500	02/15/2052	2,783,187
1,050,000 Cuyahoga County, OH Hospital (Metro Health
System)	5.500	02/15/2057	1,176,588
1,000,000 Greene County, OH University Hsg. (Central State
University)	5.500	09/01/2027	1,000,020
255,000 Greene County, OH University Hsg. (Central State
University)	5.625	09/01/2032	254,995
460,000 Jeffrey Place, OH New Community Authority
(Jeffrey Place Redevel. )	5.000	12/01/2022	460,432
50,000 Montgomery County, OH (Catholic Health
Initiatives)	4.750	05/01/2034	50,036
1,000,000 OH Air Quality Devel. Authority (Columbus
Southern Power)	5.800	12/01/2038	1,019,870
5,000,000 OH GO	5.000	03/15/2036	5,630,950
1,350,000 OH Higher Educational Facility Commission
(Menorah Park)	5.250	01/01/2038	1,391,594
1,235,000 Port of Greater Cincinnati, OH Devel. Authority
(Public Parking Infrastructure)	6.300	02/15/2024	1,216,376
5,860,000 Port of Greater Cincinnati, OH Devel. Authority
(Public Parking Infrastructure)	6.400	02/15/2034	5,658,650
4,065,000 Portage County, OH Port Authority (Northeast
Ohio Medical University)	5.000	12/01/2037	4,240,811

17 INVESCO OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount	Coupon	Maturity	Value
Ohio (Continued)
$325,375 Toledo-Lucas County, OH Port Authority (Town
Square at Levis Commons)[2]	5.400%	11/01/2036	$ 309,731
			86,267,911

Oklahoma—0.2%
3,070,000 Carter County, OK Independent School District
No. 19 Ardmore Public Facilities Authority	5.000	09/01/2032	3,572,344

Oregon—0.0%
245,000 OR Facilities Authority (Concordia University)	6.125	09/01/2030	257,686
500,000 OR Facilities Authority (Concordia University)	6.375	09/01/2040	530,610
25,000 Umatilla County, OR Hospital Facility Authority
(Catholic Health Initiatives)	5.000	05/01/2032	25,450
			813,746

Pennsylvania—6.4%
2,825,000 Allegheny County, PA HDA (Allegheny Health
Network)	5.000	04/01/2036	3,268,581
1,600,000 Berks County, PA IDA (THlth/RHosp/BHospital/
CHH/JH/PHospital/PottsH Obligated Group)	5.000	11/01/2047	1,805,952
5,000,000 Bethlehem, PA Area School District	5.000	08/01/2033	5,772,500
1,425,000 Delaware County, PA Authority (Neumann
University)	5.000	10/01/2031	1,568,797
2,305,000 Delaware County, PA Authority (Neumann
University)	5.000	10/01/2035	2,507,702
65,000 Luzerne County, PA IDA	7.500	12/15/2019	67,308
500,000 Luzerne County, PA IDA	7.750	12/15/2027	518,515
1,250,000 PA Commonwealth Financing Authority	5.000	06/01/2030	1,498,587
3,000,000 PA Commonwealth Financing Authority	5.000	06/01/2032	3,553,050
2,000,000 PA Commonwealth Financing Authority	5.000	06/01/2033	2,359,320
1,760,000 PA Commonwealth Financing Authority	5.000	06/01/2034	2,069,302
3,000,000 PA Commonwealth Financing Authority	5.000	06/01/2035	3,514,290
5,000,000 PA GO	4.000	04/01/2032	5,260,800
12,500,000 PA GO	4.000	03/01/2035	13,580,125
4,175,000 PA GO	4.000	03/01/2036	4,555,176
10,000,000 PA GO	5.000	03/01/2032	11,860,500
2,605,000 PA Public School Building Authority (School
District of Philadelphia)	5.000	04/01/2025	2,793,237
3,000,000 PA Public School Building Authority (School
District of Philadelphia)	5.000	04/01/2030	3,178,260
5,000,000 PA Public School Building Authority (School
District of Philadelphia)	5.000	04/01/2031	5,287,500
5,000,000 PA State Public School Building Authority
(Philadelphia School District)	5.000	06/01/2032	5,810,550
5,000,000 PA State Public School Building Authority
(Philadelphia School District)	5.000	06/01/2033	5,779,650
5,000,000 PA Turnpike Commission	5.000	06/01/2030	5,742,850
5,125,000 PA Turnpike Commission	5.000	12/01/2040	5,833,121
7,750,000 PA Turnpike Commission	5.000	06/01/2042	8,748,743

18 INVESCO OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

Principal
Amount	Coupon	Maturity	Value
Pennsylvania (Continued)
$7,000,000 PA Turnpike Commission	5.000%	12/01/2048	$ 8,114,610
1,500,000 PA Turnpike Commission	6.375 [1]	12/01/2038	1,902,435
685,000 Philadelphia, PA Authority for Industrial Devel.
(Architecture & Design Charter School)	6.125	03/15/2043	532,930
1,000,000 Philadelphia, PA Gas Works	5.000	08/01/2036	1,160,420
1,000,000 Philadelphia, PA School District	5.000	09/01/2032	1,144,990
4,000,000 Pottsville, PA Hospital Authority (LVHN/LVlyH/
LVHM/SRehC/SRMC/NPHC/SMCSJS/PMCtr/PHSys
Obligated Group)	5.000	07/01/2041	4,514,320
280,000 Reading, PA School District	5.000	03/01/2035	324,654
255,000 Reading, PA School District	5.000	03/01/2036	294,637
1,000,000 Scranton, PA School District	5.000	12/01/2029	1,180,280
1,305,000 Scranton, PA School District	5.000	12/01/2030	1,530,517
890,000 Scranton, PA School District	5.000	12/01/2032	1,034,821
710,000 Scranton, PA School District	5.000	12/01/2033	822,940
			129,491,970

Rhode Island—0.3%
4,915,000 Central Falls, RI Detention Facility[3]	7.250	07/15/2035	884,700
725,000 RI Health & Educational Building Corp. (EPBH/
RIH/TMH Obligated Group)	7.000	05/15/2039	726,399
20,000 RI Hsg. & Mtg. Finance Corp. (Homeownership
Opportunity)	6.500	04/01/2027	20,105
4,695,000 RI Tobacco Settlement Financing Corp. (TASC)	5.000	06/01/2040	4,982,710
			6,613,914

South Carolina—0.8%
4,467,000 Richland County, SC Assessment Revenue (Village
at Sandhill Improvement District)[4]	6.200	11/01/2036	3,921,937
544,493 SC Connector 2000 Assoc. Toll Road, Series B	2.744 [5]	01/01/2020	520,012
5,991,316 SC Connector 2000 Assoc. Toll Road, Series B	3.158 [5]	01/01/2021	5,333,409
10,506,817 SC Connector 2000 Assoc. Toll Road, Series B	3.747 [5]	01/01/2026	6,416,093
			16,191,451

South Dakota—0.1%
1,500,000 SD Educational Enhancement Funding Corp.
Tobacco Settlement	5.000	06/01/2027	1,653,735

Tennessee—1.2%
2,000,000 Greeneville, TN H&EFB (Ballad Health)	5.000	07/01/2035	2,329,160
3,000,000 Greeneville, TN H&EFB (Ballad Health)	5.000	07/01/2036	3,487,230
3,000,000 Greeneville, TN H&EFB (Ballad Health)	5.000	07/01/2037	3,459,240
500,000 Metropolitan Government Nashville & Davidson
Counties, TN H&EFB (Belmont University)	5.000	11/01/2027	535,505
7,000,000 Metropolitan Government Nashville & Davidson
Counties, TN H&EFB (Vanderbilt University
Medical Center)	5.000	07/01/2046	7,822,290
200,000 Nashville, TN Metropolitan Development & Hsg.
Agency (Fifth & Broadway Devel. District)	5.125	06/01/2036	214,622

19 INVESCO OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount	Coupon	Maturity	Value
Tennessee (Continued)
$5,665,000 TN Energy Acquisition Gas Corp.	5.000%	02/01/2027	$ 6,582,843
			24,430,890

Texas—3.3%
5,000 Alamo, TX Community College District	4.500	08/15/2033	5,012
885,000 Arlington, TX Higher Education Finance Corp.
(UMEP)	5.000	08/15/2038	892,699
1,300,000 Arlington, TX Higher Education Finance Corp.
(Winfree Academy Charter School)	5.750	08/15/2043	1,349,985
60,000 Collin County, TX HFC (Community College
District Foundation)	5.250	06/01/2031	60,001
1,100,000 Dallas County, TX Flood Control District	5.000	04/01/2032	1,155,330
4,282,000 Escondido, TX Public Improvement District
(Horseshoe Bay)	7.250	10/01/2033	4,283,970
140,000 Houston, TX Higher Education Finance Corp.
(Cosmos Foundation)	6.500	05/15/2031	153,066
160,000 Houston, TX Higher Education Finance Corp.
(Cosmos Foundation)	6.500	05/15/2031	174,933
250,000 Houston, TX Higher Education Finance Corp.
(Ninos)	6.000	08/15/2036	255,242
250,000 Houston, TX Higher Education Finance Corp.
(Ninos)	6.000	08/15/2041	254,710
10,000,000 Houston, TX Independent School District	5.000	02/15/2042	11,655,400
30,000 Huntsville, TX GO COP	5.000	08/15/2032	30,087
7,465,000 Irving, TX Hotel Occupancy	5.500	08/15/2038	7,497,622
2,000,000 Montgomery County, TX Toll Road Authority	5.000	09/15/2043	2,180,580
2,500,000 Montgomery County, TX Toll Road Authority	5.000	09/15/2048	2,720,375
250,000 New Hope, TX Cultural Educational Facilities
Finance Corp. (Women's University-COHF-
Collegiate Hsg. Denton)	5.000	07/01/2048	280,888
850,000 New Hope, TX Cultural Educational Facilities
Finance Corp. (Women's University-COHF-
Collegiate Hsg. Denton)	5.000	07/01/2058	940,508
150,000 New Hope, TX Cultural Educational Facilities
Finance Corp. Senior Living (Cardinal Bay-Village
on the Park Carriage Inn)	5.000	07/01/2031	173,691
750,000 New Hope, TX Cultural Educational Facilities
Finance Corp. Senior Living (Cardinal Bay-Village
on the Park Carriage Inn)	5.000	07/01/2046	840,142
750,000 New Hope, TX Cultural Educational Facilities
Finance Corp. Senior Living (Cardinal Bay-Village
on the Park Carriage Inn)	5.000	07/01/2051	834,998
355,000 New Hope, TX Cultural Educational Facilities
Finance Corp. Student Hsg. (A&M University -
Collegiate Hsg. Corpus Christi II)	5.000	04/01/2036	357,666
1,000,000 New Hope, TX Cultural Educational Facilities
Finance Corp. Student Hsg. (A&M University -
Collegiate Hsg. San Antonio I)	5.000	04/01/2036	1,028,190

20 INVESCO OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

Principal
Amount	Coupon	Maturity	Value
Texas (Continued)
$555,000 New Hope, TX Educational Facilities Finance
Corp. Student Hsg. (Stephenville-Tarleton State
University)	5.875%	04/01/2036	$ 607,692
780,000 New Hope, TX Educational Facilities Finance
Corp. Student Hsg. (Stephenville-Tarleton State
University)	6.000	04/01/2045	852,813
10,000,000 North TX Tollway Authority	5.000	01/01/2043	11,504,600
10,000,000 Northwest, TX Independent School District	5.000	02/15/2045	11,320,000
110,000 TX Dormitory Finance Authority (Temple Junior
College Foundation)	5.750	09/01/2027	109,993
485,000 TX Dormitory Finance Authority (Temple Junior
College Foundation)	6.000	09/01/2033	484,952
4,185,000 TX Municipal Gas Acquisition & Supply Corp.	6.250	12/15/2026	4,853,261
170,000 TX Public Finance Authority Charter School
Finance Corp. (Ed-Burnham Wood)	6.250	09/01/2036	170,184
1,085,000 TX Public Finance Authority Charter School
Finance Corp. (New Frontiers School)	5.800	08/15/2040	1,117,300
			68,145,890

Utah—0.1%
1,110,000 UT Charter School Finance Authority (Merit
Preparatory Academy)	5.375	06/15/2049	1,112,631
720,000 UT Charter School Finance Authority (Utah
Charter Academies)	5.000	10/15/2038	821,808
275,000 Utah County, UT Charter School (Renaissance
Academy)	5.625	07/15/2037	275,129
			2,209,568

Vermont—0.0%
350,000 Burlington, VT GO	5.000	11/01/2027	384,510
445,000 Burlington, VT GO	5.000	11/01/2032	486,639
			871,149

Virginia—0.8%
376,000 Celebrate, VA North CDA Special Assessment[3,4]	6.750	03/01/2034	225,600
3,131,000 Celebrate, VA South CDA Special Assessment[3,4]	6.250	03/01/2037	1,455,915
8,950,000 Chesapeake Bay, VA Bridge & Tunnel District	5.000	07/01/2041	10,350,854
585,000 VA College Building Authority Educational
Facilities (Regent University)	5.000	06/01/2036	583,643
950,000 VA College Building Authority Educational
Facilities (University of Richmond)	5.000	06/01/2026	950,152
990,000 VA College Building Authority Educational
Facilities (University of Richmond)	5.000	06/01/2029	990,049

21 INVESCO OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount	Coupon		Maturity	Value
Virginia (Continued)
$715,000 Virginia Beach, VA Devel. Authority (Westminster-
Canterbury on Chesapeake Bay)	5.000%		09/01/2036	$ 816,373
				15,372,586

Washington—1.9%
70,000 Kelso County, WA Hsg. Authority (Chinook &
Columbia Apartments)	5.600		03/01/2028	70,015
1,655,642 Tacoma, WA Consolidated Local Improvements
District No. 65	5.750		04/01/2043	1,663,655
33,785,000 WA Health Care Facilities Authority (Catholic
Health Initiatives)	6.375		10/01/2036	33,913,383
2,250,000 WA Health Care Facilities Authority (Virginia
Mason Medical Center)	5.000		08/15/2031	2,555,303
				38,202,356

West Virginia—0.2%
1,960,000 Brooke County, WV (Bethany College)	6.500		10/01/2031	1,977,699
1,885,000 Brooke County, WV (Bethany College)	6.750		10/01/2037	1,902,285
				3,879,984

Wisconsin—1.4%
1,475,000 WI Center District, Series A	5.000		12/15/2029	1,625,361
20,000,000 WI H&EFA (Ascension Health Credit Group)[6]	4.000		11/15/2034	21,441,200
100,000 WI Public Finance Authority (Las Ventanas
Retirement Community)	0.181	[5]	10/01/2042	49,245
465,000 WI Public Finance Authority (Las Ventanas
Retirement Community)	7.000		10/01/2042	457,086
200,000 WI Public Finance Authority (Las Ventanas
Retirement Community)[4]	36.060	[5]	10/01/2042	4,120
650,000 WI Public Finance Authority (Thomas Jefferson
Classical Academy)	7.125		07/01/2042	651,904
440,000 WI Public Finance Authority Charter School
(Explore Knowledge Foundation)	5.750		07/15/2032	464,935
350,000 WI Public Finance Authority Charter School
(Explore Knowledge Foundation)	6.000		07/15/2042	368,564
900,000 WI Public Finance Authority Student Hsg.
(Appalachian State University)	5.000		07/01/2036	1,023,714
1,275,000 WI Public Finance Authority Student Hsg.
(Appalachian State University)	5.000		07/01/2054	1,416,130
1,400,000 WI Public Finance Authority Student Hsg.
(Appalachian State University)	5.000		07/01/2058	1,540,392
				29,042,651

U. S. Possessions—10.9%
10,000,000 Employees Retirement System of the Government
of the Commonwealth of Puerto Rico[3]	6.450		07/01/2055	5,025,000
1,885,000 Puerto Rico Aqueduct & Sewer Authority	5.250		07/01/2029	1,882,644
5,400,000 Puerto Rico Aqueduct & Sewer Authority	5.750		07/01/2037	5,433,750
6,840,000 Puerto Rico Aqueduct & Sewer Authority	6.000		07/01/2047	6,899,850

22 INVESCO OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

Principal
Amount	Coupon	Maturity	Value
U. S. Possessions (Continued)
$4,515,000 Puerto Rico Commonwealth GO3	5.000%	07/01/2020	$ 3,273,375
2,610,000 Puerto Rico Commonwealth GO3	5.000	07/01/2023	1,892,250
5,000 Puerto Rico Commonwealth GO, AGC	5.000	07/01/2034	5,059
3,000,000 Puerto Rico Commonwealth GO3	5.125	07/01/2028	2,175,000
3,000,000 Puerto Rico Commonwealth GO3	5.250	07/01/2023	1,597,500
4,020,000 Puerto Rico Commonwealth GO3	5.250	07/01/2030	2,924,550
1,250,000 Puerto Rico Commonwealth GO3	5.375	07/01/2030	815,625
500,000 Puerto Rico Commonwealth GO, NPFGC	5.500	07/01/2021	521,065
6,645,000 Puerto Rico Commonwealth GO3	5.500	07/01/2026	3,538,462
8,225,000 Puerto Rico Commonwealth GO3	5.500	07/01/2039	4,379,812
4,000,000 Puerto Rico Commonwealth GO3	5.625	07/01/2033	2,610,000
5,000,000 Puerto Rico Commonwealth GO3	5.750	07/01/2028	2,662,500
9,000,000 Puerto Rico Commonwealth GO3	5.750	07/01/2036	5,872,500
3,335,000 Puerto Rico Commonwealth GO3	5.750	07/01/2041	2,176,087
1,365,000 Puerto Rico Commonwealth GO, NPFGC	6.000	07/01/2027	1,396,627
4,895,000 Puerto Rico Commonwealth GO3	6.000	07/01/2029	3,206,225
2,000,000 Puerto Rico Commonwealth GO3	6.000	07/01/2039	1,455,000
10,000,000 Puerto Rico Commonwealth GO3	6.000	07/01/2039	7,275,000
3,000,000 Puerto Rico Commonwealth GO3	6.000	07/01/2040	1,965,000
5,000,000 Puerto Rico Commonwealth GO3	6.500	07/01/2037	3,662,500
954,075 Puerto Rico Electric Power Authority[3]	10.000	07/01/2019	789,497
954,075 Puerto Rico Electric Power Authority[3]	10.000	07/01/2019	789,497
772,297 Puerto Rico Electric Power Authority[3]	10.000	01/01/2021	639,076
772,296 Puerto Rico Electric Power Authority[3]	10.000	07/01/2021	639,075
257,432 Puerto Rico Electric Power Authority[3]	10.000	01/01/2022	213,025
257,432 Puerto Rico Electric Power Authority[3]	10.000	07/01/2022	213,025
2,830,000 Puerto Rico Electric Power Authority, Series AAA[3]	5.250	07/01/2028	2,299,375
1,850,000 Puerto Rico Electric Power Authority, Series CCC[3]	5.000	07/01/2022	1,498,500
2,500,000 Puerto Rico Electric Power Authority, Series CCC[3]	5.000	07/01/2028	2,025,000
295,000 Puerto Rico Electric Power Authority, Series NN3	5.500	07/01/2020	240,425
30,000 Puerto Rico Electric Power Authority, Series RR,
NPFGC	5.000	07/01/2023	30,358
260,000 Puerto Rico Electric Power Authority, Series RR,
NPFGC	5.000	07/01/2024	262,993
4,000,000 Puerto Rico Electric Power Authority, Series SS,
NPFGC	5.000	07/01/2025	4,044,360
1,690,000 Puerto Rico Electric Power Authority, Series VV,
NPFGC	5.250	07/01/2025	1,815,212
1,500,000 Puerto Rico Electric Power Authority, Series VV3	5.500	07/01/2020	1,222,500
2,000,000 Puerto Rico Electric Power Authority, Series WW3	5.000	07/01/2028	1,620,000
1,985,000 Puerto Rico Electric Power Authority, Series WW3	5.250	07/01/2025	1,612,812
2,750,000 Puerto Rico Electric Power Authority, Series WW3	5.375	07/01/2023	2,234,375
1,670,000 Puerto Rico Electric Power Authority, Series XX3	5.250	07/01/2040	1,356,875
410,000 Puerto Rico Electric Power Authority, Series ZZ3	5.250	07/01/2022	333,125
405,000 Puerto Rico Electric Power Authority, Series ZZ3	5.250	07/01/2025	329,062
40,000 Puerto Rico Highway & Transportation Authority,
FGIC[10]	5.000	07/01/2022	31,950
20,000 Puerto Rico Highway & Transportation Authority,
NPFGC	5.000	07/01/2033	20,003

23 INVESCO OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount	Coupon	Maturity	Value
U. S. Possessions (Continued)
$10,000 Puerto Rico Highway & Transportation Authority,
AGC	5.000%	07/01/2035	$ 10,109
3,500,000 Puerto Rico Highway & Transportation Authority,
Series M3	5.000	07/01/2046	1,181,250
65,000 Puerto Rico Infrastructure[3]	5.000	07/01/2041	12,597
850,000 Puerto Rico Infrastructure, FGIC[10]	5.500	07/01/2024	680,000
8,000,000 Puerto Rico Infrastructure, FGIC[10]	7.072 [5]	07/01/2030	3,113,280
750,000 Puerto Rico Infrastructure Financing Authority,
FGIC[10]	5.500	07/01/2028	596,250
8,695,000 Puerto Rico Infrastructure Financing Authority,
FGIC[10]	6.065 [5]	07/01/2031	3,225,584
1,975,000 Puerto Rico ITEMECF (Guaynabo Municipal
Government Center)	5.625	07/01/2022	1,782,438
1,230,000 Puerto Rico ITEMECF (Polytechnic University),
ACA	5.000	08/01/2032	1,231,833
190,000 Puerto Rico ITEMECF (University of the Sacred
Heart)	5.000	10/01/2022	182,400
3,300,000 Puerto Rico Public Buildings Authority[3]	5.000	07/01/2032	2,516,250
240,000 Puerto Rico Public Buildings Authority[3]	5.250	07/01/2042	149,400
4,940,000 Puerto Rico Public Buildings Authority[3]	5.375	07/01/2033	3,766,750
10,000,000 Puerto Rico Public Buildings Authority, NPFGC	6.000	07/01/2028	10,160,700
8,575,000 Puerto Rico Public Buildings Authority[3]	6.250	07/01/2026	6,559,875
1,910,000 Puerto Rico Public Buildings Authority, AMBAC	10.000 [9]	07/01/2035	2,011,765
5,615,000 Puerto Rico Public Finance Corp. , Series B3	5.500	08/01/2031	336,900
4,175,243 Puerto Rico Sales Tax Financing Corp. (COFINA
2007A National Custodial Trust)	0.233 [5]	08/01/2044	3,663,776
1,374,909 Puerto Rico Sales Tax Financing Corp. (COFINA
2007A National Custodial Trust)	0.317 [5]	08/01/2044	1,132,581
3,043,000 Puerto Rico Sales Tax Financing Corp. , Series A	4.839 [5]	07/01/2031	1,817,858
3,425,000 Puerto Rico Sales Tax Financing Corp. , Series A	5.090 [5]	07/01/2033	1,833,677
1,432,000 Puerto Rico Sales Tax Financing Corp. , Series A-1	3.973 [5]	07/01/2024	1,204,985
2,423,000 Puerto Rico Sales Tax Financing Corp. , Series A-1	4.259 [5]	07/01/2027	1,819,552
2,506,000 Puerto Rico Sales Tax Financing Corp. , Series A-1	4.500	07/01/2034	2,548,502
9,000 Puerto Rico Sales Tax Financing Corp. , Series A-1	4.550	07/01/2040	8,843
2,362,000 Puerto Rico Sales Tax Financing Corp. , Series A-1	4.560 [5]	07/01/2029	1,583,981
9,315,000 Puerto Rico Sales Tax Financing Corp. , Series A-1	4.750	07/01/2053	8,920,044
23,553,000 Puerto Rico Sales Tax Financing Corp. , Series A-1	5.000	07/01/2058	23,271,777
32,588,000 Puerto Rico Sales Tax Financing Corp. , Series A-1	5.894 [5]	07/01/2046	7,523,266
26,547,000 Puerto Rico Sales Tax Financing Corp. , Series A-1	5.951 [5]	07/01/2051	4,582,543
17,898,000 Puerto Rico Sales Tax Financing Corp. , Series A-2	4.550	07/01/2040	15,973,965
387,000 Puerto Rico Sales Tax Financing Corp. , Series A-2	4.750	07/01/2053	336,346
5,172,000 Puerto Rico Sales Tax Financing Corp. , Series A-2	5.000	07/01/2058	4,581,410
1,000,000 University of Puerto Rico, Series P	5.000	06/01/2019	1,000,000
1,305,000 University of Puerto Rico, Series P	5.000	06/01/2026	1,295,213
900,000 University of Puerto Rico, Series P	5.000	06/01/2030	891,000
150,000 University of Puerto Rico, Series Q	5.000	06/01/2036	147,000
1,480,000 V. I. Public Finance Authority (Gross Receipts Taxes
Loan Notes)	5.000	10/01/2032	1,600,250

24 INVESCO OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

Principal
Amount	Coupon		Maturity	Value
U. S. Possessions (Continued)
$1,080,000 V. I. Public Finance Authority, Series A	5.000%		10/01/2032	$ 1,167,750
				221,327,201
Total Municipal Bonds and Notes (Cost $2,141,266,806)			2,088,801,709

Corporate Bonds and Notes—0.0%
63,901 Las Vegas Monorail Co. , Sr. Sec. Nts.[4,8,11]	5.500		07/15/2019	3,412
18,270 Las Vegas Monorail Co. , Sub. Nts.[4,7,8,11]	5.500	[9]	07/15/2055	81
Total Corporate Bonds and Notes (Cost $129)				3,493

Total Investments, at Value (Cost $2,141,266,935) —102.7%			2,088,805,202
Net Other Assets (Liabilities) —(2.7)				(55,670,870)
Net Assets—100.0%			$2,033,134,332

Footnotes to Statement of Investments
1. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.
2. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end. See Note 3 of the accompanying Notes.
3. This security is not accruing income because its issuer has missed or is expected to miss interest and/or principal payments. The rate shown is the contractual interest rate.  See Note 3 of the accompanying Notes.
4. The value of this security was determined using significant unobservable inputs.  See Note 2 of the accompanying
Notes.
5. Zero coupon bond reflects effective yield on the original acquisition date.
6. Security represents the underlying municipal bond with respect to an inverse floating rate security held by the
Fund. The bond was purchased by the Fund and subsequently transferred to a trust, which issued the related inverse floating rate security. See Note 3 of the accompanying Notes.
7. This security is accruing partial income at an anticipated effective rate based on expected interest and/or principal payments. The rate shown is the contractual interest rate.
8. Interest or dividend is paid-in-kind, when applicable.
9. This interest rate resets periodically. Interest rate shown reflects the rate in effect at period end. The rate on this variable rate security is not based on a published reference rate and spread but is determined by the issuer or agent based on current market conditions.
10. The issuer of this security has missed or is expected to miss interest and/or principal payments on this security.  The security is insured and is accruing partial income at a rate anticipated to be recovered through the insurer.  The rate shown is the contractual interest rate.
11. Received as a result of a corporate action.

To simplify the listings of securities, abbreviations are used per the table below:
ACA	American Capital Access
AcadM&S	Academy of Mathematics & Science
AGC	Assured Guaranty Corp.
AMBAC	AMBAC Indemnity Corp.
AM&S	Academies of Math & Science
AM&SS	Academies of Math & Science South
AWCC	American Water Capital Corp.
BH&HCG	Bristol Hospital & Health Care Group
BHDF	Bristol Hospital Development Foundation

25 INVESCO OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

To simplify the listings of securities, abbreviations are used per the table below: (Continued)
BHlthC	Bristol Health Care
BHosp	Bristol Hospital
BHospital	Brandywine Hospital
CDA	Communities Devel. Authority
CHF	City Hospital Foundation
CHH	Chestnut Hill Hospital
COFINA	Corporación del Fondo de Interés Apremiante
COHF	Collegiate Housing Foundation
COP	Certificates of Participation
DA	Dormitory Authority
EDA	Economic Devel. Authority
EDC	Economic Devel. Corp.
EF&CD	Environmental Facilities and Community Devel.
ELGS	Evangelical Lutheran Good Samaritan
ELGSF	Evangelical Lutheran Good Samaritan Foundation
ELGSS	Evangelical Lutheran Good Samaritan Society
EPBH	Emma Pendleton Bradley Hospital
FCommH	Fayette Community Hospital
FGIC	Financial Guaranty Insurance Co.
GO	General Obligation
GSH	Good Samaritan Hospital
GSHI	Good Samaritan of Indiana
GSHPS	Good Samaritan Hospital Physicians Services
GSSH	Good Samaritan Society HCBS
H&EFA	Health and Educational Facilities Authority
H&EFB	Health and Educational Facilities Board
H&HEFA	Hospitals and Higher Education Facilities Authority
HDA	Hospital Devel. Authority
HEFA	Higher Education Facilities Authority
HFA	Housing Finance Agency
HFC	Housing Finance Corp.
HFHS	Henry Ford Health System
HFMHCT	Henry Ford Macomb Hospital Corp. -Clinton Township
HFWH	Henry Ford Wyandotte Hospital
HHH&H	Healthalliance Home Health and Hospital
HHosp	Healthalliance Hospital
IDA	Industrial Devel. Agency
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
JH	Jennersville Hospital
KAWC	Kentucky American Water Company
LVHM	Lehigh Valley Hospital-Muhlenberg
LVHN	Lehigh Valley Health Network
LVlyH	Lehigh Valley Hospital
M&SSA	Math & Science Success Academy
M-S-R	Modesto Irrigation District of the City of Santa Clara and the City of Redding
MSSA	Math & Science Success Academy
MTA	Metropolitan Transportation Authority
NCCD	National Campus and Community Development
NPFGC	National Public Finance Guarantee Corp.
NPHC	Northeastern Pennsylvania Health Corp.

26 INVESCO OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

To simplify the listings of securities, abbreviations are used per the table below: (Continued)
NY/NJ	New York/New Jersey
NYC	New York City
NYS	New York State
PARMC	Piedmont Athens Regional Medical Center
PAS	Presence Ambulatory Services
PBH	Presence Behavioral Health
PC&SHN	Presence Central & Suburban Hospitals Network
PCHN	Presence Chicago Hospitals Network
PClinic	Piedmont Clinic
PCTC	Presence Care Transformation Corp.
PHC	Piedmont Healthcare
PHCr	Presence Home Care
PHFBT	Presence Health Food Foundation Board of Trustees
PHHosp	Piedmont Henry Hospital
PHI	Piedmont Heart Institute
PHIP	Piedmont Heart Institute Physicians
PHlthCF	Piedmont Healthcare Foundation
PHN	Presence Health Network
PHosp	Piedmont Hospital
PHospital	Phoenixville Hospital
PHSys	Pocono Health System
PLC	Presence Life Connections
PMCC	Piedmont Medical Care Corp.
PMCtr	Pocono Medical Center
PMSH	Piedmont Mountainside Hospital
PNH	Piedmont Newnan Hospital
PottsH	Pottstown Hospital
PSSC	Presence Senior Services - Chicagoland
RHosp	Reading Hospital
RIH	Rhode Island Hospital
SBH	Sutter Bay Hospitals
SBMF	Sutter Bay Medical Foundation
SCHosp	Sutter Coast Hospital
SEBH	Sutter East Bay Hospitals
SHlth	Sutter Health
SJHCN	St. Joseph Home Care Network
SJHE	St. Joseph Hospital of Eureka
SJHO	St. Joseph Hospital of Orange
SJHS	St. Joseph Health System
SMCSJS	Schuylkill Medical Center South Jackson Street
SRehC	Simpson Retirement Communities
SRMC	Schuylkill Regional Medical Center
SVlyH	Sutter Valley Hospitals
SVMF	Sutter Valley Medical Foundation
SVNA&H	Sutter Visiting Nurse Association & Hospice
TASC	Tobacco Settlement Asset-Backed Bonds
TFABs	Tobacco Flexible Amortization Bonds
THlth	Tower Health
TMH	The Miriam Hospital
UMEP	UME Preparatory Academy

27 INVESCO OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

To simplify the listings of securities, abbreviations are used per the table below: (Continued)
UMHC	UMass Memorial Health Care
UMMC	UMass Memorial Medical Center
V. I.	United States Virgin Islands
WAFMH	W A Foote Memorial Hospital

28 INVESCO OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS April 30, 2019 Unaudited

1. Organization
Oppenheimer Rochester AMT-Free Municipal Fund* (the “Fund”) is a diversified open-end management investment company registered under the Investment Company Act of 1940
(“1940 Act”), as amended. The Fund’s investment objective is to seek tax-free income.
The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the
“Manager”), and a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-
Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Securities Valuation
The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern Time, on each day the New York Stock Exchange (the "Exchange" or "NYSE") is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.
    The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at least quarterly or more frequently, if necessary.

Valuation Methods and Inputs
Securities are valued primarily using unadjusted quoted market prices, when available, as supplied by third party pricing services or broker-dealers.
    The following methodologies are used to determine the market value or the fair value of the types of securities described below:
    Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, short-term notes, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the bid and asked prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size, but some trades may occur in smaller, “odd lot” sizes, sometimes at lower prices than institutional round lot trades. Standard inputs generally considered by third-party pricing vendors include reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, as well as other appropriate factors.
    Securities for which market quotations are not readily available, or when a significant event has occurred that would materially affect the value of the security, are fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii)

*Effective after the close of business on May 24, 2019, the Fund was reorganized as Invesco Oppenheimer Rochester
AMT-Free Municipal Fund, a series portfolio of AIM Tax-Exempt Fund (Invesco Tax-Exempt Funds).

29 INVESCO OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

2. Securities Valuation (Continued)
as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee
considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Those standardized fair valuation methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.
    To assess the continuing appropriateness of security valuations, the Manager regularly compares prior day prices and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source.
For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications
Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end.
These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities
(including securities actively traded on a securities exchange)
2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)
3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts that are included in the Fund's Statement of Assets and
Liabilities at period end based on valuation input level:

30 INVESCO OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

2. Securities Valuation (Continued)
			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value
Assets Table
Investments, at Value:
Municipal Bonds and Notes
Alabama	$—	$ 126,649,054	$ —	$ 126,649,054
Alaska	—	89,996	30,000	119,996
Arizona	—	46,461,352	341,550	46,802,902
Arkansas	—	100,260	1,222,750	1,323,010
California	—	198,349,914	—	198,349,914
Colorado	—	64,978,611	2,997,550	67,976,161
Connecticut	—	7,552,731	160,000	7,712,731
Delaware	—	2,811,000	—	2,811,000
District of Columbia	—	15,735,805	—	15,735,805
Florida	—	84,117,792	25,012,749	109,130,541
Georgia	—	21,124,267	—	21,124,267
Illinois	—	141,256,675	3,713,750	144,970,425
Indiana	—	33,974,131	—	33,974,131
Iowa	—	4,675,013	20,000	4,695,013
Kansas	—	1,313,985	—	1,313,985
Kentucky	—	50,629,696	75	50,629,771
Louisiana	—	38,543,333	—	38,543,333
Maine	—	7,700,480	—	7,700,480
Maryland	—	11,760,572	—	11,760,572
Massachusetts	—	28,410,774	—	28,410,774
Michigan	—	80,832,567	—	80,832,567
Minnesota	—	6,189,615	—	6,189,615
Mississippi	—	11,957,350	—	11,957,350
Missouri	—	17,040,117	9,322,110	26,362,227
Montana	—	—	1,697,950	1,697,950
Nebraska	—	15,332,250	—	15,332,250
Nevada	—	9,768,430	—	9,768,430
New Hampshire	—	23,511,996	—	23,511,996
New Jersey	—	156,443,683	—	156,443,683
New Mexico	—	1,990,526	—	1,990,526
New York	—	181,009,454	—	181,009,454
North Carolina	—	5,884,450	—	5,884,450
Ohio	—	86,267,911	—	86,267,911
Oklahoma	—	3,572,344	—	3,572,344
Oregon	—	813,746	—	813,746
Pennsylvania	—	129,491,970	—	129,491,970
Rhode Island	—	6,613,914	—	6,613,914
South Carolina	—	12,269,514	3,921,937	16,191,451
South Dakota	—	1,653,735	—	1,653,735
Tennessee	—	24,430,890	—	24,430,890
Texas	—	68,145,890	—	68,145,890
Utah	—	2,209,568	—	2,209,568
Vermont	—	871,149	—	871,149

31 INVESCO OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

2. Securities Valuation (Continued)
			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value
Municipal Bonds and Notes (Continued)
Virginia	$—	$13,691,071	$1,681,515$	$15,372,586
Washington	—	38,202,356	—	38,202,356
West Virginia	—	3,879,984	—	3,879,984
Wisconsin	—	29,038,531	4,120	29,042,651
U. S. Possessions	—	221,327,201	—	221,327,201
Corporate Bonds and Notes	—	—	3,493	3,493
Total Assets	$—	$2,038,675,653	$50,129,549	$2,088,805,202

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

The table below shows the transfers between Level 2 and Level 3. The Fund's policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

	Transfers into	Transfers out	Transfers into	Transfers out
	Level 2*	of Level 2**	Level 3**	of Level 3*
Assets Table
Investments, at
Value:
Municipal Bonds and
Notes
Colorado	$—	$ (3,207,005)	$ 3,207,005	$ —
Connecticut	—	(160,000)	160,000	—
Illinois	—	(888,040)	888,040	—
Kentucky	—	(900)	900	—
Missouri	(120,250)	(7,467,200)	7,467,200	(120,250)
Total Assets	$(120,250)	$ (11,723,145)	$ 11,723,145	$ (120,250)

* Transferred from Level 3 to Level 2 due to the availability of market data for this security.
** Transferred from Level 2 to Level 3 because of the lack of observable market data due to a decrease in market activity for these securities.

3. Investments and Risks
Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Because inverse floating rate securities are leveraged instruments, the value of an inverse floating rate security will change more significantly in response to changes in interest rates and other market fluctuations than the market value of a conventional fixed-rate municipal security of similar maturity and credit quality, including the municipal bond underlying an inverse floating rate security.
    An inverse floating rate security is created as part of a financial transaction referred to as a

32 INVESCO OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)
“tender option bond” transaction. In most cases, in a tender option bond transaction the Fund sells a fixed-rate municipal bond (the “underlying municipal bond”) to a trust (the “Trust”).
The Trust then issues and sells short-term floating rate securities with a fixed principal amount representing a senior interest in the underlying municipal bond to third parties and a residual, subordinate interest in the underlying municipal bond (referred to as an “inverse floating rate security”) to the Fund. The interest rate on the short-term floating rate securities resets periodically, usually weekly, to a prevailing market rate and holders of these securities are granted the option to tender their securities back to the Trust for repurchase at their principal amount plus accrued interest thereon (the “purchase price”) periodically, usually daily or weekly. A remarketing agent for the Trust is required to attempt to re-sell any tendered short-
term floating rate securities to new investors for the purchase price. If the remarketing agent is unable to successfully re-sell the tendered short-term floating rate securities, a liquidity provider to the Trust must contribute cash to the Trust to ensure that the tendering holders receive the purchase price of their securities on the repurchase date.
    Because holders of the short-term floating rate securities are granted the right to tender their securities to the Trust for repurchase at frequent intervals for the purchase price, with such payment effectively guaranteed by the liquidity provider, the securities generally bear short-term rates of interest commensurate with money market instruments. When interest is paid on the underlying municipal bond to the Trust, such proceeds are first used to pay the
Trust’s administrative expenses and accrued interest to holders of the short-term floating rate securities, with any remaining amounts being paid to the Fund, as the holder of the inverse floating rate security. Accordingly, the amount of such interest on the underlying municipal bond paid to the Fund is inversely related to the rate of interest on the short-term floating rate securities. Additionally, because the principal amount of the short-term floating rate securities is fixed and is not adjusted in response to changes in the market value of the underlying municipal bond, any change in the market value of the underlying municipal bond is reflected entirely in a change to the value of the inverse floating rate security.
    Typically, the terms of an inverse floating rate security grant certain rights to the Fund, as holder. For example, the Fund typically has the right upon request to require that the Trust compel a tender of the short-term floating rate securities to facilitate the Fund’s acquisition of the underlying municipal bond. Following such a request, the Fund pays the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. The Trust then distributes the underlying municipal bond to the Fund. Through the exercise of this right, the Fund can voluntarily terminate or “collapse” the Trust, terminate its investment in the related inverse floating rate security and obtain the underlying municipal bond. Additionally, the Fund also typically has the right to exchange with the Trust (i) a principal amount of short-term floating rate securities held by the Fund for a corresponding additional principal amount of the inverse floating rate security or (ii) a principal amount of the inverse floating rate security held by the Fund for a corresponding additional principal amount of short-term floating rate securities (which are typically then sold to other investors). Through the exercise of this right, the Fund may increase

33 INVESCO OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)
(or decrease) the principal amount of short-term floating rate securities outstanding, thereby increasing (or decreasing) the amount of leverage provided by the short-term floating rate securities to the Fund’s investment exposure to the underlying municipal bond.
    The Fund’s investments in inverse floating rate securities involve certain risks. As short-
term interest rates rise, an inverse floating rate security produces less current income (and, in extreme cases, may pay no income) and as short-term interest rates fall, an inverse floating rate security produces more current income. Thus, if short-term interest rates rise after the issuance of the inverse floating rate security, any yield advantage is reduced or eliminated. All inverse floating rate securities entail some degree of leverage represented by the outstanding principal amount of the related short-term floating rate securities, relative to the par value of the underlying municipal bond. The value of, and income earned on, an inverse floating rate security that has a higher degree of leverage will fluctuate more significantly in response to changes in interest rates and to changes in the market value of the related underlying municipal bond than that of an inverse floating rate security with a lower degree of leverage, and is more likely to be eliminated entirely under adverse market conditions. Changes in the value of an inverse floating rate security will also be more significant than changes in the market value of the related underlying municipal bond because the leverage provided by the related short-term floating rate securities increases the sensitivity of an inverse floating rate security to changes in interest rates and to the market value of the underlying municipal bond. An inverse floating rate security can be expected to underperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is decreasing
(or is already small) or when long-term interest rates are rising, but can be expected to outperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is increasing (or is already large) or when long-term interest rates are falling.
Additionally, a tender option bond transaction typically provides for the automatic termination or “collapse” of a Trust upon the occurrence of certain adverse events, usually referred to as
“mandatory tender events” or “tender option termination events.” These events may include, among others, a credit ratings downgrade of the underlying municipal bond below a specified level, a decrease in the market value of the underlying municipal bond below a specified amount, a bankruptcy of the liquidity provider or the inability of the remarketing agent to re-
sell to new investors short-term floating rate securities that have been tendered for repurchase by holders thereof. Following the occurrence of such an event, the underlying municipal bond is generally sold for current market value and the proceeds distributed to holders of the short-
term floating rate securities and inverse floating rate security, with the holder of the inverse floating rate security (the Fund) generally receiving the proceeds of such sale only after the holders of the short-term floating rate securities have received proceeds equal to the purchase price of their securities (and the liquidity provider is generally required to contribute cash to the Trust only in an amount sufficient to ensure that the holders of the short-term floating rate securities receive the purchase price of their securities in connection with such termination of the Trust). Following the occurrence of such events, the Fund could potentially lose the entire amount of its investment in the inverse floating rate security.
    Finally, the Fund may enter into shortfall/reimbursement agreements with the liquidity

34 INVESCO OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)
provider of certain tender option bond transactions in connection with certain inverse floating rate securities held by the Fund. These agreements commit the Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a Trust, including following the termination of a Trust resulting from the occurrence of a “mandatory tender event.” In connection with the occurrence of such an event and the termination of the Trust triggered thereby, the shortfall/reimbursement agreement will make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying municipal bond and the purchase price of the short-term floating rate securities issued by the
Trust. Under the standard terms of a tender option bond transaction, absent such a shortfall/
reimbursement agreement, the Fund, as holder of the inverse floating rate security, would not be required to make such a reimbursement payment to the liquidity provider. The Manager monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in related inverse floating rate securities, if it deems it appropriate to do so. At period end, the Fund’s maximum exposure under such agreements is estimated at $50,810,000.
    When the Fund creates an inverse floating rate security in a tender option bond transaction by selling an underlying municipal bond to a Trust, the transaction is considered a secured borrowing for financial reporting purposes. As a result of such accounting treatment, the Fund includes the underlying municipal bond on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports (but does not separately include the related inverse floating rate security on either). The Fund also includes a liability on its Statement of Assets and Liabilities in the annual and semiannual reports equal to the outstanding principal amount and accrued interest on the related short-term floating rate securities issued by the Trust. Interest on the underlying municipal bond is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports, while interest payable on the related short-term floating rate securities is recorded as interest expense. At period end, municipal bond holdings with a value of $165,493,665 shown on the Fund’s Statement of Investments are held by such Trusts and serve as the underlying municipal bonds for the related $93,810,000 in short-term floating rate securities issued and outstanding at that date.

At period end, the inverse floating rate securities associated with tender option bond transactions accounted for as secured borrowings were as follows:

Principal		Coupon	Maturity
Amount	Inverse Floater[1]	Rate[2]	Date	Value
$4,000,000	Greater Orlando, FL Aviation Authority Tender
	Option Bond Series 2015-XF2019 Trust[3]	11.406%	10/1/32	$ 4,739,760
4,250,000	Hudson Yards, NY Infrastructure Corp. Tender
	Option Bond Series 2017-XF0549-1 Trust	7.168	2/15/37	5,777,280
3,750,000	Hudson Yards, NY Infrastructure Corp. Tender
	Option Bond Series 2017-XF0549-2 Trust	7.168	2/15/39	5,043,075
9,000,000	IL Regional Transportation Authority Tender Option
	Bond Series 2018-XF2618 Trust[3]	5.234	6/1/43	9,931,950

35 INVESCO OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)
Principal		Coupon	Maturity
Amount	Inverse Floater[1]	Rate[2]	Date	Value
$5,000,000	Los Angeles, CA Unified School District Tender
	Option Bond Series 2018-XF2575 Trust	12.939%	7/1/42	$ 9,024,950
10,000,000	MA GO Tender Option Bond Series 2016-XF0530
	Trust	7.209	12/1/35	13,691,900
5,215,000	NH H&EFA Tender Option Bond Series 2015-
	XF2144 Trust[3]	19.661	4/1/38	5,663,229
2,500,000	Orange County, FL School Board Tender Option
	Bond Series 2015-XF2013 Trust[3]	13.129	8/1/34	2,592,300
3,335,000	San Francisco, CA City & County COP Tender
	Option Bond Series 2015-XF2033 Trust[3]	9.282	10/1/33	3,778,021
10,000,000	WI H&EFA (Ascension Health Credit Group) Tender
	Option Bond Series 2018-XF2541 Trust	5.245	11/15/34	11,441,200
			$71,683,665

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table at the end of the
Statement of Investments.
2. Represents the current interest rate for the inverse floating rate security.
3. Represents an inverse floating rate security that is subject to a shortfall/reimbursement agreement.

The Fund may also purchase an inverse floating rate security created as part of a tender option bond transaction not initiated by the Fund when a third party, such as a municipal issuer or financial institution, transfers an underlying municipal bond to a Trust. For financial reporting purposes, the Fund includes the inverse floating rate security related to such transaction on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports, and interest on the security is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports.
    The Fund may invest in inverse floating rate securities with any degree of leverage (as measured by the outstanding principal amount of related short-term floating rate securities).
However, the Fund may only expose up to 20% of its total assets to the effects of leverage from its investments in inverse floating rate securities. This limitation is measured by comparing the aggregate principal amount of the short-term floating rate securities that are related to the inverse floating rate securities held by the Fund to the total assets of the Fund.
The Fund’s exposure to the effects of leverage from its investments in inverse floating rate securities amounts to $93,810,000.

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net

36 INVESCO OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)
asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

At period end, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

When-Issued or
Delayed Delivery
Basis Transactions
Purchased securities	$8,210,000
Sold securities	13,447,609

Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest and/or principal payment.
In June 2016, Congress passed the Puerto Rico Oversight, Management, and Economic
Stability Act (“PROMESA”). PROMESA established a federally-appointed fiscal oversight board (the “Oversight Board”) to oversee Puerto Rico’s financial operations and allows the
Oversight Board to file cases on behalf of the Commonwealth of Puerto Rico or one of its instrumentalities to restructure debt and other obligations of the relevant entity in a “Title
III” proceeding. Title III incorporates many provisions of the federal Bankruptcy Code for U.S.
territories, and incorporates legal mechanisms for a litigation stay and restructuring of pension and debt obligations, among other provisions. In early May 2017, Title III petitions were filed for the Commonwealth of Puerto Rico and the Puerto Rico Sales Tax Financing Corporation
(“COFINA”), two of the largest issuers of Puerto Rico debt. Title III petitions for Puerto Rico
Highways & Transportation Authority (“PRHTA”) and Puerto Rico Electric Power Authority
(“PREPA”) were subsequently filed in mid-May and early July, respectively. Title III petitions for additional Puerto Rican instrumentalities may be filed. These restructuring proceedings create uncertainty as to the treatment of claims of varying degrees of seniority and the levels and priorities of payment from the affected entities.
Information concerning securities not accruing interest at period end is as follows:

Cost	$191,259,117
Market Value	$127,847,058
Market Value as % of Net Assets	6.29%

Concentration Risk. The Fund invests a large percentage of its total assets in obligations of issuers within its respective state and U.S. territories. Risks may arise from geographic concentration in any state, commonwealth or territory, such as Puerto Rico, the U.S. Virgin
Islands, Guam or the Northern Mariana Islands. Certain economic, regulatory or

37 INVESCO OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)
political developments occurring in the state, commonwealth or territory such as ongoing developments in Puerto Rico may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

4. Market Risk Factors
The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:
Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market.
Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.
Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.
Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the
U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.
Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.
Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period.
Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

5. Subsequent Event
Effective after the close of business on May 24, 2019, Invesco Ltd., an independent global investment management company, completed its acquisition of MassMutual asset management affiliate OppenheimerFunds, Inc. and its subsidiaries (the “Transaction”). In connection with the Transaction, the Fund’s Board of Trustees (the “Board”) approved that the
Fund be transitioned to the Invesco mutual fund platform by transferring the assets and

38 INVESCO OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

5. Subsequent Event (Continued)
liabilities of the Fund to a newly formed fund (the “Acquiring Fund”), advised by an affiliate of Invesco Ltd., that has the same investment objectives and substantially similar principal investment strategies and risks as the Fund (the “Reorganization”). The Reorganization was
accounted for as a tax-free reorganization for federal income tax purposes. Following the
Reorganization, the accounting books and records of the Fund became the accounting books and records of the Acquiring Fund. On April 12, 2019, the Reorganization was approved by the shareholders of the Fund at a special meeting of shareholders.
    The Reorganization was completed after the close of business on May 24, 2019 at which time shareholders of the Fund received shares of the Acquiring Fund in exchange for their shares of the Fund. Also after the close of business on May 24, 2019, the Fund’s former Class
I shares were reorganized as Class R6 shares and the Fund began offering Class R5 shares.
    The Acquiring Fund has entered into an investment advisory agreement with Invesco
Advisers, Inc., a master administrative services agreement with Invesco Advisers, Inc., a transfer agency agreement with Invesco Investment Services, Inc., and a distribution agreement with Invesco Distributors, Inc. In addition, Invesco Advisers, Inc. has entered into a master sub-advisory agreement with each of Invesco Asset Management Deutschland GmbH,
Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco
Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and
separate sub-advisory agreements with Invesco Capital Management LLC, Invesco Asset
Management (India) Private Limited and OppenheimerFunds, Inc.

39 INVESCO OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND